UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09303 & 811-09923
Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)
16 New Broadway
Sleepy Hollow, NY 10591
(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)
(800) 930-3828
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2007
Date of reporting period: June 30, 2007

Item 1.  Report to Stockholders.

[KINETICS MUTUAL FUNDS, INC. LOGO]

June 30, 2007 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund
 The Internet Emerging Growth Fund
 The Paradigm Fund
 The Medical Fund
 The Small Cap Opportunities Fund
 The Kinetics Government Money Market Fund
 The Market Opportunities Fund
 The Water Infrastructure Fund

LOGO Each a series of Kinetics Mutual Funds, Inc.

(Kinetics Mutual Funds, Inc.)

KINETICS MUTUAL FUNDS, INC.

June 30, 2007

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds’ Semi-Annual Report for the period ending June 30, 2007. On balance, the Kinetics Family of Mutual Funds had laudable results for the first half of 2007, with gains of 9.73% for The Paradigm Fund, 15.45% for the Small-Cap Opportunities Fund, 13.86% for the Market Opportunities Funds, 7.51% for the Internet Fund, 12.78% for the Medical Fund, and 2.40% for the Emerging Internet Fund. This compares with first-half 2007 total returns, of 6.95% and 8.17% for the S&P 500 Index and the NASDAQ Composite Index, respectively. The Water Infrastructure Fund began operations on the last business day of the six month period ending June 30, 2007.

During the first half of 2007, the performance of the Kinetics Funds, was driven by the underlying business operations of the investments held in the various funds. These investments included publicly-traded exchanges, investment banks, asset management firms, electric and natural gas utilities, energy companies involved in oil and gas production, diversified holding companies, various infrastructure and financial Chinese companies along with other operating enterprises. In general, our portfolios, irrespective of industries or sectors, consist of businesses that exhibit high returns on equity, long product life cycles and a differentiated or highly competitive position in their respective product or service markets. Our investment philosophy and strategy is to purchase such enterprises at discount to their long-term intrinsic values and to permit their business plans to come to fruition.

We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that currently have, or which should soon have, sustainable high returns on equity. The Fund has produced attractive returns over the last 7 1/2 years.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the internet and Internet-related activities. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. We view this Fund’s holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their early promise. However, we expect that, over time, some small percentage will develop into excellent investments, allowing the fund to produce overall satisfactory, albeit lumpy, returns.

The Internet Emerging Growth Fund focuses upon early life cycle companies that are positioned on the edge of the curve in the evolution on Internet-related technology. The statements made above about the Internet Fund are equally applicable to this fund.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume, such as publicly-traded exchanges, or that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Water Infrastructure Fund is a sector fund that invests in global companies engaged in water infrastructure and natural resources with a specific water theme, as well as related activities. This Fund is sub-advised by Aqua Terra Asset Management, LLC.

The Kinetics Government Money Market Fund is a short-term investment vehicle.

-s- Peter B. Doyle
Peter B. Doyle
President
Kinetics Mutual Funds, Inc.

(1)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
(2)	The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Dear Fellow Shareholders,

As of the end of July, the equity markets have experienced heightened negative volatility. The proximate causes of the recent declines include problems in the sub-prime lending market, rising oil prices, weaker than expected housing numbers, and uneven earnings results for the second quarter. These issues will, in great probability, have a dampening effect on the consumer and, hence, on the economy. However, in the words of J.P. Morgan, Sr., uttered after a period of declining securities prices, “It always stops raining”. As stated in the past, we do not hold a view regarding the prospects for the overall market. Rather, we select our portfolios based on the business operations of the companies we own. From this perspective, we remain optimistic, despite any recent turmoil.

Equities investing, which constitutes deferred consumption, requires patience because stock price movements in the short term, 1 to 2 years, are often random. To allow the business operations of the companies one owns to start generating decent returns requires a 3 to 5 year time horizon, if not longer. Thus, as always, we would counsel any investor with cash needs expected to develop in less than 3 years to invest in more conservative alternatives, such as U.S. Treasuries. The preceding comment is merely the recognition of the nature of stock investing and not a prediction of what is going to unfold in the shorter term. Too frequently, investors experience a poor investment result even when they are with capable managers, primarily because the time horizon of the investor is out of sync with the parameters of stock investing and/or because the individual investor is chasing recent past performance.

Our holdings in Chinese stocks, which are owned liberally in various funds, are not an expression of our knowledge of China, but rather, a portfolio construction concept. We believe there is virtually no global asset class that one can invest in today that will not be, or that currently is not, influenced by China’s development. The economic story of our lifetimes may well be the industrialization of more than half the world’s population (China, India, and other developing countries). Even two-year U.S. Treasury notes would likely be affected should China stop investing its considerable excess reserves in U.S. Treasuries. Thus, as allocators of capital, we understand that constructing a “U.S. only” portfolio does not exempt us from the competitive pressures of China’s development. Our role is to make sure that we, and you, are compensated for that risk. In order to best benefit from this risk, we thought it prudent to own companies that would provide us with substantial rewards should China continue to develop into an economic giant. We have chosen to invest in Chinese companies that derive the overwhelming majority of their earnings from within China proper for three main reasons. First, we find the underlying economics of these businesses compelling. Second, we believe expressing our exposure in this fashion gives us an effective put against the dollar’s decline. Should the dollar continue its decline, we believe it will most likely be in relation to various Asian currencies. Third, we believe the world’s global indices will eventually be reconfigured to include a greater exposure to China. China, which by some measures is the world’s second largest economy, is grossly underweighted in global indices. As our representation of foreign securities has grown in certain funds, the performance of those funds, will, on occasion, be out of sync with what is happening in the U.S. stock market. Note that portfolio composition is subject to change.

We thank you for your continued support as we endeavor to produce satisfying investment results.

-s- Peter B. Doyle
Peter B. Doyle
Chief Investment Strategist

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because the Funds [other than The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund and The Kinetics Government Money Market Fund] invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. Past performance is no guarantee of future performance.

Because smaller companies [for The Internet Emerging Growth Fund and The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

As non-diversified [other than The Kinetics Government Money Market Fund] and single industry funds, the value of their shares may fluctuate more than shares invested in a broader range of industries and companies.

An investment in the Kinetics Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Distributor:  Kinetics Funds Distributor, Inc. is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor, Inc. is an affiliate of Kinetics Asset Management, Inc., Investment Adviser to Kinetics Mutual Funds, Inc.

January 1, 2007 — Kinetics Asset Management, Inc.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example
June 30, 2007 (Unaudited)

Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by the Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all of its investable assets in a corresponding Master Portfolio, a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio’s trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on certain redemption or exchange of Fund shares held for less than thirty days after purchase. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders.

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Feeder Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period*
	Value (1/1/07)	(6/30/07)	(1/1/07 to 6/30/07)

The Internet Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,075.10	$10.75
No Load Class Actual — after expense reimbursement	$1,000.00	$1,075.10	$10.70
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.43	$10.44
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.48	$10.39
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,073.70	$12.03
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,073.70	$11.98
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.19	$11.68
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.24	$11.63
Advisor Class C Actual — before expense reimbursement**	$1,000.00	$1,056.20	$10.72
Advisor Class C Actual — after expense reimbursement**	$1,000.00	$1,056.20	$10.68
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement**	$1,000.00	$1,014.37	$10.50
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement**	$1,000.00	$1,014.40	$10.46
The Internet Emerging Growth Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,024.00	$20.58
No Load Class Actual — after expense reimbursement	$1,000.00	$1,024.00	$7.38
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,004.46	$20.38
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.50	$7.35
The Paradigm Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,097.30	$8.74
No Load Class Actual — after expense reimbursement	$1,000.00	$1,097.30	$8.74
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.46	$8.40
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.46	$8.40
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,096.40	$10.03

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period*
	Value (1/1/07)	(6/30/07)	(1/1/07 to 6/30/07)

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,096.40	$10.03
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.22	$9.64
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.22	$9.64
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,093.30	$12.61
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,093.30	$12.61
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.74	$12.13
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.74	$12.13
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,098.60	$8.48
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,098.60	$7.70
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.71	$8.15
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.46	$7.40
The Medical Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,127.80	$13.61
No Load Class Actual — after expense reimbursement	$1,000.00	$1,127.80	$7.23
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.00	$12.87
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.00	$6.85
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,126.40	$14.92
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,126.40	$8.54
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.76	$14.11
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.76	$8.10
Advisor Class C Actual — before expense reimbursement**	$1,000.00	$1,074.40	$12.68
Advisor Class C Actual — after expense reimbursement**	$1,000.00	$1,074.40	$8.07
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement**	$1,000.00	$1,012.57	$12.30

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period*
	Value (1/1/07)	(6/30/07)	(1/1/07 to 6/30/07)

Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement**	$1,000.00	$1,017.01	$7.85
The Small Cap Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,154.50	$9.19
No Load Class Actual — after expense reimbursement	$1,000.00	$1,154.50	$8.97
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.27	$8.60
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.46	$8.40
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,153.10	$10.52
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,153.10	$10.33
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.03	$9.84
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.22	$9.64
Advisor Class C Actual — before expense reimbursement**	$1,000.00	$1,074.20	$9.40
Advisor Class C Actual — after expense reimbursement**	$1,000.00	$1,074.20	$9.25
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement**	$1,000.00	$1,015.73	$9.14
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement**	$1,000.00	$1,015.87	$8.99
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,155.70	$8.93
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,155.70	$7.91
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,018.66	$8.36
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,019.36	$7.41
The Kinetics Government Money Market Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,019.70	$37.81
No Load Class Actual — after expense reimbursement	$1,000.00	$1,019.70	$4.91
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$987.35	$37.20
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,019.93	$4.91

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period*
	Value (1/1/07)	(6/30/07)	(1/1/07 to 6/30/07)

The Market Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,138.60	$11.03
No Load Class Actual — after expense reimbursement	$1,000.00	$1,138.60	$9.23
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.48	$10.39
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.17	$8.70
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,137.00	$12.35
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,137.00	$10.54
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.24	$11.63
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.94	$9.94
Advisor Class C Actual — before expense reimbursement**	$1,000.00	$1,051.60	$10.77
Advisor Class C Actual — after expense reimbursement**	$1,000.00	$1,051.60	$9.38
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement**	$1,000.00	$1,014.29	$10.57
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement**	$1,000.00	$1,015.65	$9.21

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement respectively of 2.09% and 2.08% for The Internet Fund No Load Class, 2.34% and 2.33% for The Internet Fund Advisor Class A, 4.10% and 1.47% for The Internet Emerging Growth Fund No Load Class, 1.68% and 1.68% for The Paradigm Fund No Load Class, 1.93% and 1.93% for The Paradigm Fund Advisor Class A, 2.43% and 2.43% for The Paradigm Fund Advisor Class C, 1.63% and 1.48% for The Paradigm Fund Institutional Class, 2.58% and 1.37% for The Medical Fund No Load Class, 2.83% and 1.62% for The Medical Fund Advisor Class A, 1.72% and 1.68% for The Small Cap Opportunities Fund No Load Class, 1.97% and 1.93% for The Small Cap Opportunities Fund Advisor Class A, and 1.67% and 1.48% for The Small Cap Opportunities Institutional Class, 7.55% and .98% for The Kinetics Government Money Market Fund, 2.08% and 1.74% for The Market Opportunities Fund No Load Class, 2.33% and 1.99% for The Market Opportunities Fund Advisor Class A, multiplied by the average account value over the period, multiplied by 181/365.

**	Expenses paid during period 2/16/07 — 6/30/07 and are equal to the Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement of 2.84% and 2.83% respectively for The Internet Fund Advisor Class C, 3.33% and 2.12% for The Medical Fund Advisor Class C, 2.47% and 2.43% for The Small Cap Opportunities Fund Advisor Class C, 2.86% and 2.49% for The Market Opportunities Fund Advisor Class C, multiplied by the average account value over the period, multiplied by 134/365 (to reflect the inception date to the end of the semi-annual period).

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2007 (Unaudited)

		The Internet
	The Internet	Emerging Growth
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$131,844,405	$3,886,647
Receivable from Adviser	—	8,107
Receivable for Master Portfolio interest sold	48,077	—
Receivable for Fund shares sold	49,692	—
Prepaid expenses and other assets	28,256	11,878

Total assets	131,970,430	3,906,632

LIABILITIES:
Payable to Directors and Officers	993	18
Payable for Fund shares repurchased	97,769	—
Payable for service fees	27,515	824
Payable for distribution fees	85	—
Accrued expenses and other liabilities	134,186	11,813

Total liabilities	260,548	12,655

Net assets	$131,709,882	$3,893,977

NET ASSETS CONSIST OF:
Paid in capital	$276,448,495	$14,248,116
Accumulated net investment loss	(1,199,515)	(22,745)
Accumulated net realized loss on investments, options and written option contracts	(193,906,757)	(11,251,325)
Net unrealized appreciation on:
Investments	50,367,659	919,931

Net Assets	$131,709,882	$3,893,977

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$131,350,118	$3,893,977
Shares outstanding	4,269,399	760,514
Net asset value per share (offering and redemption price)	$30.77	$5.12

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$325,338
Shares outstanding	10,729
Net asset value per share	$30.32

Offering price per share ($30.32 divided by .9425)	$32.17

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$34,426
Shares outstanding	1,137

Net asset value per share (offering and redemption price)	$30.28

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2007 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$3,154,662,803	$20,230,915
Receivable from Adviser	—	16,400
Receivable for Fund shares sold	14,750,745	409,349
Prepaid expenses and other assets	134,772	29,652

Total assets	3,169,548,320	20,686,316

LIABILITIES:
Payable for Master Portfolio interest purchased	12,214,172	398,779
Payable to Directors and Officers	19,916	116
Payable for Fund shares repurchased	2,536,573	10,570
Payable for service fees	524,663	4,114
Payable for distribution fees	164,766	296
Accrued expenses and other liabilities	579,631	21,079

Total liabilities	16,039,721	434,954

Net assets	$3,153,508,599	$20,251,362

NET ASSETS CONSIST OF:
Paid in capital	$2,548,894,279	$19,214,819
Accumulated net investment gain (loss)	(885,947)	129,158
Accumulated net realized gain on investments, options and written option contracts	12,658,583	725,042
Net unrealized appreciation on:
Investments	592,812,911	182,343
Written option contracts	28,773	—

Net Assets	$3,153,508,599	$20,251,362

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$1,958,565,174	$18,926,468
Shares outstanding	69,200,226	940,857
Net asset value per share (offering and redemption price)	$28.30	$20.12

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$305,617,724	$1,238,636
Shares outstanding	10,940,667	62,910
Net asset value per share	$27.93	$19.69

Offering price per share ($27.93 divided by .9425 and $19.69 divided by .9425, respectively)	$29.63	$20.89

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$189,224,189	$86,258
Shares outstanding	6,929,602	4,390
Net asset value per share (offering and redemption price)	$27.31	$19.65

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$700,101,512
Shares outstanding	24,739,394
Net asset value per share (offering and redemption price)	$28.30

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2007 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$886,921,488	$1,057,591
Receivable from Adviser	—	5,653
Receivable for Master Portfolio interest sold	—	115,306
Receivable for Fund shares sold	3,201,407	—
Prepaid expenses and other assets	79,699	11,522

Total assets	890,202,594	1,190,072

LIABILITIES:
Payable for Master Portfolio interest purchased	2,757,911	—
Payable for dividend to Shareholders	—	191
Payable to Directors and Officers	5,142	5
Payable for Fund shares repurchased	443,496	115,000
Payable for service fees	130,618	227
Payable for distribution fees	4,668	—
Accrued expenses and other liabilities	215,784	9,948

Total liabilities	3,557,619	125,371

Net assets	$886,644,975	$1,064,701

NET ASSETS CONSIST OF:
Paid in capital	$702,700,361	$1,064,701
Accumulated net investment gain	356,572	—
Accumulated net realized loss on investments, options and written option contracts	(2,077,516)	—
Net unrealized appreciation on:
Investments	185,665,558	—

Net Assets	$886,644,975	$1,064,701

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$575,185,240	$1,064,701
Shares outstanding	18,501,426	1,064,701
Net asset value per share (offering and redemption price)	$31.09	$1.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$22,783,918
Shares outstanding	739,576
Net asset value per share	$30.81

Offering price per share ($30.81 divided by .9425)	$32.69

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$694,386
Shares outstanding	22,521
Net asset value per share (offering and redemption price)	$30.83

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$287,981,431
Shares outstanding	9,259,203
Net asset value per share (offering and redemption price)	$31.10

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2007 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$56,640,024	$400,100
Receivable from Adviser	28,844	—
Receivable for Fund shares sold	781,578	400,100
Prepaid expenses and other assets	28,917	—

Total assets	57,479,363	800,200

LIABILITIES:
Payable for Master Portfolio interest purchased	752,862	400,100
Payable to Directors and Officers	252	—
Payable for Fund shares repurchased	28,716	—
Payable for service fees	11,189	—
Payable for distribution fees	5,752	—
Accrued expenses and other liabilities	16,117	—

Total liabilities	814,888	400,100

Net assets	$56,664,475	$400,100

NET ASSETS CONSIST OF:
Paid in capital	$50,775,045	$400,100
Accumulated net investment income	52,190	—
Accumulated net realized gain on investments, options and written option contracts	374,374	—
Net unrealized appreciation on:
Investments	5,462,866	—

Net Assets	$56,664,475	$400,100

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$30,927,126	$100,100
Shares outstanding	2,253,618	10,010
Net asset value per share (offering and redemption price)	$13.72	$10.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$23,362,400	$100,000
Shares outstanding	1,706,949	10,000
Net asset value per share	$13.69	$10.00

Offering price per share ($13.69 divided by .9425 and $10.00 divided by .9425, respectively)	$14.53	$10.61

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$2,374,949	$100,000
Shares outstanding	173,838	10,000
Net asset value per share (offering and redemption price)	$13.66	$10.00

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets		$100,000
Shares outstanding		10,000
Net asset value per share (offering and redemption price)		$10.00

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

		The Internet
	The Internet	Emerging
	Fund	Growth Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$242,959	$72,417
Interest	364,738	24,455
Income from securities lending	853,853	8,009
Expenses only from Master Portfolio‡	(872,559)	(42,859)

Net investment income from Master Portfolio	588,991	62,022

EXPENSES:
Distribution fees — Advisor Class A	334	—
Distribution fees — Advisor Class C	87	—
Shareholder servicing fees and expenses	357,437	13,886
Reports to shareholders	88,217	3,881
Administration fees	19,279	589
Professional fees	15,750	11,467
Directors’ and Officers’ fees and expenses	1,671	60
Registration fees	20,338	9,618
Fund accounting fees	3,310	41
Other expenses	1,855	40

Total expenses	508,278	39,582
Less, expense reimbursement	—	(52,712)

Net expenses	508,278	(13,130)

Net investment income	80,713	75,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	4,805,398	96,558
Written option contracts expired or closed	6,984	1,956
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	4,761,812	(72,325)
Written option contracts	(6,947)	(5,659)

Net gain on investments	9,567,247	20,530

Net increase in net assets resulting from operations	$9,647,960	$95,682

† Net of Foreign Taxes Withheld of:	$17,324	$1,529

‡ Net of expense reduction of:	$9,878	$398

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$13,654,785	$104,947
Interest	10,299,987	52,215
Income from securities lending	5,191,556	75,056
Expenses allocated from Master Portfolio‡	(17,846,118)	(122,409)

Net investment income from Master Portfolio	11,300,210	109,809

EXPENSES:
Distribution fees — Advisor Class A	302,812	1,300
Distribution fees — Advisor Class C	564,570	136
Shareholder servicing fees and expenses	3,294,565	47,149
Shareholder servicing fees — Institutional Class	587,739	—
Reports to shareholders	273,070	8,401
Administration fees	358,071	2,489
Professional fees	18,768	14,526
Directors’ and Officers’ fees and expenses	49,589	237
Registration fees	113,222	18,430
Fund accounting fees	69,203	445
Other expenses	26,003	255

Total expenses	5,657,612	93,368
Less, expense waiver for Institutional Class service fees	(440,804)	—
Less, expense reimbursement	—	(94,810)

Net expenses	5,216,808	(1,442)

Net investment income	6,083,402	111,251

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	12,866,516	1,333,066
Net change in unrealized appreciation of:
Investments and foreign currency	229,787,367	382,078
Written option contracts	29,628	—

Net gain on investments	242,683,511	1,715,144

Net increase in net assets resulting from operations	$248,766,913	$1,826,395

† Net of Foreign Taxes Withheld of:	$869,215	$5,549

‡ Net of expense reduction of:	$33,803	$10,052

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$3,386,782	$—
Interest	2,350,502	28,674
Income from securities lending	807,326	—
Expenses only from Master Portfolio‡	(4,533,264)	(15,660)

Net investment income from Master Portfolio	2,011,346	13,014

EXPENSES:
Distribution fees — Advisor Class A	21,175	—
Distribution fees — Advisor Class C	830	—
Shareholder servicing fees and expenses	743,594	4,032
Shareholder servicing fees — Institutional Class	252,434	—
Reports to shareholders	156,602	3,273
Administration fees	102,735	161
Professional fees	10,614	10,017
Directors’ and Officers’ fees and expenses	12,337	20
Registration fees	56,373	10,423
Fund accounting fees	18,247	29
Other expenses	6,060	40

Total expenses	1,381,001	27,995
Less, expense waiver for Institutional Class service fees	(189,325)	—
Less, expense reimbursement	—	(37,991)

Net expenses	1,191,676	(9,996)

Net investment gain	819,670	23,010

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(403,147)	—
Net change in unrealized appreciation of:
Investments and foreign currency	97,523,765	—

Net gain on investments	97,120,618	—

Net increase in net assets resulting from operations	$97,940,288	$23,010

† Net of Foreign Taxes Withheld of:	$93,732	$—

‡ Net of expense reduction of:	$130,228	$—

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$263,714	$—
Interest	81,059	—
Income from securities lending	84,748	—
Expenses only from Master Portfolio‡	(286,604)	—

Total investment income	142,917	—

EXPENSES:
Distribution fees — Advisor Class A	21,241	—
Distribution fees — Advisor Class C	3,900	—
Shareholder servicing fees and expenses	64,861	—
Reports to shareholders	2,805	—
Administration fees	5,485	—
Professional fees	11,230	—
Directors’ and Officers’ fees and expenses	566	—
Registration fees	19,463	—
Fund accounting fees	1,004	—
Other expenses	183	—

Total expenses	130,738	—
Less, expense reimbursement	(63,572)	—

Net expenses	67,166	—

Net investment income	75,751	—

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	374,430	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	3,738,169	—

Net gain on investments	4,112,599	—

Net increase in net assets resulting from operations	$4,188,350	$—

† Net of Foreign Taxes Withheld of:	$18,848	$

‡ Net of Expense Reduction of:	$—	$

(+)Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Internet Emerging Growth Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006	June 30, 2007	December 31, 2006
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$80,713	$(414,895)	$75,152	$105,171
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	4,812,382	(11,569,467)	98,514	161,804
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	4,754,865	34,152,415	(77,984)	306,665

Net increase in net assets resulting from operations	9,647,960	22,168,053	95,682	573,640

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(517,032)	—	(136,199)
Net realized gains	—	—	—	—

Total distributions	—	(517,032)	—	(136,199)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(886)	N/A	N/A
Net realized gains	—	—	N/A	N/A

Total distributions	—	(886)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	N/A	N/A	N/A
Net realized gains	—	N/A	N/A	N/A

Total distributions	—	N/A	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	1,508,271	7,562,932	744,764	769,344
Redemption fees	1,903	4,836	869	494
Proceeds from shares issued to holders in reinvestment of dividends	—	489,767	—	130,660
Cost of shares redeemed	(16,797,915)	(40,922,715)	(938,395)	(1,242,514)

Net increase (decrease) in net assets resulting from capital share transactions	(15,287,741)	(32,865,180)	(192,762)	(342,016)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	87,920	75,593	N/A	N/A
Redemption fees	—	—	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	853	N/A	N/A
Cost of shares redeemed	(17,037)	(175,218)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	70,883	(98,772)	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Internet Emerging Growth Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006	June 30, 2007	December 31, 2006
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$32,058	$ N/A	N/A	N/A
Redemption fees	1	N/A	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	N/A	N/A	N/A
Cost of shares redeemed	(59)	N/A	N/A	N/A

Net increase in net assets resulting from capital share transactions	32,000	N/A	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(5,536,898)	(11,313,817)	(97,080)	95,425
NET ASSETS:
Beginning of period	137,246,780	148,560,597	3,991,057	3,895,632

End of period*	$131,709,882	$137,246,780	$3,893,977	$3,991,057

*Including undistributed net investment (loss) of:	$(1,199,515)	$(1,280,228)	$(22,745)	$(97,897)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	51,063	281,558	147,766	159,298
Shares issued in reinvestments of dividends and distributions	—	17,089	—	26,237
Shares redeemed	(569,196)	(1,522,811)	(184,953)	(267,914)

Net decrease in shares outstanding	(518,133)	(1,224,164)	(37,187)	(82,379)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	2,998	2,829	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	30	N/A	N/A
Shares redeemed	(582)	(6,847)	N/A	N/A

Net increase (decrease) in shares outstanding	2,416	(3,988)	N/A	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	1,139	N/A	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	N/A	N/A	N/A
Shares redeemed	(2)	N/A	N/A	N/A

Net increase in shares outstanding	1,137	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006	June 30, 2007	December 31, 2006
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$6,083,402	$7,033,356	$111,251	$47,405
Net realized gain on sale of investments, foreign currency and written option contracts expired or closed	12,866,516	3,336,525	1,333,066	574,749
Net change in unrealized appreciation of investments, foreign currency and written options	229,816,995	299,451,652	382,078	1,519,670

Net increase in net assets resulting from operations	248,766,913	309,821,533	1,826,395	2,141,824

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(7,752,890)	—	(29,493)
Net realized gains	—	(1,951,888)	—	(1,007,832)

Total distributions	—	(9,704,778)	—	(1,037,325)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(835,845)	—	—
Net realized gains	—	(277,929)	—	(46,983)

Total distributions	—	(1,113,774)	—	(46,983)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(191,431)	—	N/A
Net realized gains	—	(179,607)	—	N/A

Total distributions	—	(371,038)	—	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(3,655,628)	N/A	N/A
Net realized gains	—	(752,983)	N/A	N/A

Total distributions	—	(4,408,611)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	779,502,611	989,227,927	6,396,496	3,881,822
Redemption Fees	64,718	104,341	2,806	994
Proceeds from shares issued to holders in reinvestment of dividends	—	9,224,894	—	1,022,003
Cost of shares redeemed	(315,526,398)	(259,427,544)	(4,709,597)	(4,338,605)

Net increase in net assets resulting from capital share transactions	464,040,931	739,129,618	1,689,705	566,214

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006	June 30, 2007	December 31, 2006
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$117,853,133	$113,300,685	$533,262	$204,936
Redemption Fees	7,470	5,690	9	—
Proceeds from shares issued to holders in reinvestment of dividends	—	981,046	—	46,400
Cost of shares redeemed	(17,311,424)	(17,958,062)	(121,804)	(138,769)

Net increase in net assets resulting from capital share transactions	100,549,179	96,329,359	411,467	112,567

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	65,367,208	65,168,046	86,054	N/A
Redemption Fees	2,000	736	1	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	350,484	—	N/A
Cost of shares redeemed	(5,664,532)	(4,713,754)	(40)	N/A

Net increase in net assets resulting from capital share transactions	59,704,676	60,805,512	86,015	N/A

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	179,317,710	446,762,333	N/A	N/A
Redemption Fees	1,070	247	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	4,252,037	N/A	N/A
Cost of shares redeemed	(43,202,898)	(26,140,810)	N/A	N/A

Net increase in net assets resulting from capital share transactions	136,115,882	424,873,807	N/A	N/A

TOTAL INCREASE IN NET ASSETS:	1,009,177,581	1,615,361,628	4,013,582	1,736,297
NET ASSETS:
Beginning of period	2,144,331,018	528,969,390	16,237,780	14,501,483

End of period*	$3,153,508,599	$2,144,331,018	$20,251,362	$16,237,780

*Including undistributed net investment income (loss):	$(885,947)	$(6,969,349)	$129,158	$17,907

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	29,045,977	42,294,455	315,221	218,519
Shares issued in reinvestments of dividends and distributions	—	358,361	—	57,000
Shares redeemed	(11,717,613)	(11,381,595)	(245,066)	(242,534)

Net increase in shares outstanding	17,328,364	31,271,221	70,155	32,985

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006	June 30, 2007	December 31, 2006
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	4,379,814	4,933,611	28,646	11,659
Shares issued in reinvestments of dividends and distributions	—	38,654	—	2,641
Shares redeemed	(636,380)	(784,736)	(6,440)	(7,801)

Net increase in shares outstanding	3,743,434	4,187,529	22,206	6,499

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	2,493,689	2,889,662	4,392	N/A
Shares issued in reinvestments of dividends and distributions	—	14,058	—	N/A
Shares redeemed	(217,724)	(210,239)	(2)	N/A

Net increase in shares outstanding	2,275,965	2,693,481	4,390	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	6,640,897	20,096,058	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	165,385	N/A	N/A
Shares redeemed	(1,593,956)	(1,105,467)	N/A	N/A

Net increase in shares outstanding	5,046,941	19,155,976	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006	June 30, 2007	December 31, 2006
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$819,670	$497,700	$23,010	$44,708
Net realized loss on sale of investments, foreign currency and written option contracts expired or closed	(403,147)	(400,497)	—	—
Net change in unrealized appreciation of investments, foreign currency and written options	97,523,765	69,114,777	—	—

Net increase in net assets resulting from operations	97,940,288	69,211,980	23,010	44,708

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(499,880)	(23,010)	(44,708)
Net realized gains	—	—	—	—

Total distributions	—	(499,880)	(23,010)	(44,708)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(11,747)	N/A	N/A
Net realized gains	—	—	N/A	N/A

Total distributions	—	(11,747)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	N/A	N/A	N/A
Net realized gains	—	N/A	N/A	N/A

Total distributions	—	N/A	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(619,610)	N/A	N/A
Net realized gains	—	—	N/A	N/A

Total distributions	—	(619,610)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	315,663,579	231,889,125	472,362	1,483,806
Redemption fees	35,047	49,305	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	449,467	21,259	43,276
Cost of shares redeemed	(69,353,497)	(51,220,132)	(854,376)	(1,153,683)

Net increase (decrease) in net assets resulting from capital share transactions	246,345,129	181,167,765	(360,755)	373,399

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006	June 30, 2007	December 31, 2006
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$9,126,880	$8,331,786	N/A	N/A
Redemption fees	1,159	179	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	10,531	N/A	N/A
Cost of shares redeemed	(1,134,108)	(3,144,103)	N/A	N/A

Net increase in net assets resulting from capital share transactions	7,993,931	5,198,393	N/A	N/A

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	713,688	N/A	N/A	N/A
Redemption fees	689	N/A	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	N/A	N/A	N/A
Cost of shares redeemed	(44,047)	N/A	N/A	N/A

Net increase in net assets resulting from capital share transactions	670,330	N/A	N/A	N/A

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	60,493,484	118,326,043	N/A	N/A
Redemption fees	2,380	1	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	458,157	N/A	N/A
Cost of shares redeemed	(17,711,896)	(11,089,755)	N/A	N/A

Net increase in net assets resulting from capital share transactions	42,783,968	107,694,446	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	395,733,646	362,141,347	(360,755)	373,399
NET ASSETS:
Beginning of period	490,911,329	128,769,982	1,425,456	1,052,057

End of period*	$886,644,975	$490,911,329	$1,064,701	$1,425,456

*Including undistributed net investment income (loss) of:	$356,572	$(463,098)	$—	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	10,875,435	9,482,826	472,362	1,483,806
Shares issued in reinvestments of dividends and distributions	—	16,690	21,259	43,276
Shares redeemed	(2,360,124)	(2,176,444)	(854,376)	(1,153,683)

Net increase (decrease) in shares outstanding	8,515,311	7,323,072	(360,755)	373,399

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006	June 30, 2007	December 31, 2006
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	313,032	351,729	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	394	N/A	N/A
Shares redeemed	(39,288)	(135,387)	N/A	N/A

Net increase in shares outstanding	273,744	216,736	N/A	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	24,042	N/A	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	N/A	N/A	N/A
Shares redeemed	(1,521)	N/A	N/A	N/A

Net increase in shares outstanding	22,521	N/A	N/A	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	2,088,050	5,013,952	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	17,017	N/A	N/A
Shares redeemed	(616,871)	(461,586)	N/A	N/A

Net increase in shares outstanding	1,471,179	4,569,383	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	From January 31,	From June 29, 2007ˆ
	Six Months Ended	2006(+) through	through
	June 30, 2007	December 31, 2006	June 30, 2007
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$75,751	$20,887	$—
Net realized gain on sale of investments, foreign currency and written option contracts expired or closed	374,430	26	—
Net change in unrealized appreciation of investments, foreign currency and written options	3,738,169	1,724,697	—

Net increase in net assets resulting from operations	4,188,350	1,745,610	—

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(22,877)	—
Net realized gains	—	—	—

Total distributions	—	(22,877)	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(21,653)	—
Net realized gains	—	—	—

Total distributions	—	(21,653)	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	N/A	—
Net realized gains	—	N/A	—

Total distributions	—	N/A	—

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS
Net investment income	N/A	N/A	—
Net realized gains	N/A	N/A	—

Total distributions	N/A	N/A	—

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	22,600,762	7,234,940	100,100
Redemption fees	1,946	1,277	—
Proceeds from shares issued to holders in reinvestment of dividends	—	22,528	—
Cost of shares redeemed	(1,768,054)	(238,682)	—

Net increase in net assets resulting from capital share transactions	20,834,654	7,020,063	100,100

(+)Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	From January 31,	From June 29, 2007ˆ
	Six Months Ended	2006(+) through	through
	June 30, 2007	December 31, 2006	June 30, 2007
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$13,262,779	$9,041,894	$100,000
Redemption fees	306	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	20,168	—
Cost of shares redeemed	(1,494,600)	(198,365)	—

Net increase in net assets resulting from capital share transactions	11,768,485	8,863,697	100,000

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	2,307,917	N/A	100,000
Redemption fees	403	N/A	—
Proceeds from shares issued to holders in reinvestment of dividends	—	N/A	—
Cost of shares redeemed	(20,174)	N/A	—

Net increase in net assets resulting from capital share transactions	2,288,146	N/A	100,000

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	N/A	N/A	100,000
Redemption fees	N/A	N/A	—
Proceeds from shares issued to holders in reinvestment of dividends	N/A	N/A	—
Cost of shares redeemed	N/A	N/A	—

Net increase in net assets resulting from capital share transactions	N/A	N/A	100,000

TOTAL INCREASE IN NET ASSETS:	39,079,635	17,584,840	400,100
NET ASSETS:
Beginning of period	17,584,840	—	—

End of period*	$56,664,475	$17,584,840	$400,100

*Including undistributed net investment income (loss) of:	$52,190	$(23,561)	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	1,726,234	683,888	10,010
Shares issued in reinvestments of dividends and distributions	—	1,887	—
Shares redeemed	(135,854)	(22,537)	—

Net increase in shares outstanding	1,590,380	663,238	10,010

(+)Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	From January 31,	From June 29, 2007ˆ
	Six Months Ended	2006(+) through	through
	June 30, 2007	December 31, 2006	June 30, 2007
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	1,022,075	815,515	10,000
Shares issued in reinvestments of dividends and distributions	—	1,674	—
Shares redeemed	(112,033)	(20,282)	—

Net increase in shares outstanding	910,042	796,907	10,000

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	175,490	N/A	10,000
Shares issued in reinvestments of dividends and distributions	—	N/A	—
Shares redeemed	(1,652)	N/A	—

Net increase in shares outstanding	173,838	N/A	10,000

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	N/A	N/A	10,000
Shares issued in reinvestments of dividends and distributions	N/A	N/A	—
Shares redeemed	N/A	N/A	—

Net increase in shares outstanding	N/A	N/A	10,000

(+)Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements
June 30, 2007 (Unaudited)

1.  Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Internet Emerging Growth Fund (“Emerging”),The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Water Infrastructure Fund (“Water Infrastructure”) and The Kinetics Government Money Market Fund (“Government”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and Paradigm), February 3, 2000 (Government), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities) and June 29, 2007 (Water Infrastructure). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to The Market Opportunities Fund and June 29, 2007 with respect to the Water Infrastructure Fund), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2007 is as follows:

Interest in
Master Portfolio

Internet Fund	99.993%
Emerging Fund	99.800%
Paradigm Fund	98.485%
Medical Fund	99.923%
Small Cap Fund	99.996%
Government Fund	97.485%
Market Opportunities Fund	99.975%
Water Infrastructure Fund	80.000%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing series conducted its own investment operations.

Effective April 26, 2001, the Internet, Paradigm and Medical Funds issued an additional class of shares — Advisor Class A. Effective December 31, 2001, the Small Cap Fund issued an additional class of shares — Advisor Class A. Effective January 31, 2006, the Market Opportunities Fund began issuing Advisor Class A shares. Effective June 29, 2007, the Water Infrastructure Fund began issuing Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 28, 2002 the Paradigm Fund issued an additional class of shares — Advisor Class C. Effective February 16, 2007 the Internet, Medical, Small Cap Opportunities and Market Opportunities Funds issued an additional class of shares — Advisor Class C. Effective June 29, 2007, the Water Infrastructure Fund began issuing Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. Effective May 27, 2005, the Paradigm Fund issued an additional class of shares — the Institutional Class. Effective August 12, 2005, the Small Cap Opportunities Fund issued an additional class of shares — the Institutional Class. Effective June 29, 2007, the Water Infrastructure Fund began issuing Institutional Class shares. The Institutional Class shares are subject to a service fee of 0.20% of average daily net assets. All other classes are subject to a service fee of 0.25% of average daily net assets. The No Load Class and the Institutional Class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge on the Advisor Class A and Class C shares, the service fees paid by the

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

No Load Class, Advisor Class A and Advisor Class C versus those paid by the Institutional Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund, except the Government Fund, will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase.
Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

the Master Portfolios. At June 30, 2007, none of the Master Portfolios held securities which were fair valued.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2007, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to continue to pay certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary reimbursement at any time; these reimbursements are not subject to recapture. For the six months ended June 30, 2007, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

	Internet	Emerging

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser	$—	$52,712

	Paradigm	Medical

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser	$—	$94,810

	Small Cap	Government

Annual Advisory Rate	1.25%	0.50%
Expenses Reimbursed by Adviser	$—	$37,991

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

	Market	Water
	Opportunities	Infrastructure

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser	$63,572	$—

The Adviser receives a shareholder servicing fee from the No Load, Class A and Class C shares of the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets. For the Institutional Class the Adviser receives a shareholder servicing fee in the amount equal to 0.20% of the Institutional Class average daily net assets. At this time the Investment Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of its average daily net assets until at least May 1, 2008. For the six months ended June 30, 2007 the Adviser waived $440,804 and $189,325 in shareholder servicing fees for the Institutional Class of the Paradigm Fund and the Small Cap Opportunities Fund, respectively. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six months ended June 30, 2007, the Feeder Funds were allocated $24,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2007, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Paradigm, Medical, Small Cap and Market Opportunities Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2007, the Advisor Class A shares of the Internet, Paradigm, Medical, Small Cap and Market Opportunities Funds incurred expenses of $334, $302,812, $1,300, $21,175 and $21,241, respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2007, Internet, Paradigm,

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

Medical, Small Cap Opportunities and Market Opportunities Advisor Class C Shares incurred expenses of $87, $564,570, $136, $830 and $3,900, respectively, pursuant to the 12b-1 Plan. Through June 30, 2007, the Funds had not issued any Advisor Class B shares.

Kinetics Funds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser. For the six months ended June 30, 2007, the Distributor received $407, $315,565, $1,902, $19,781 and $52,759 from sales loads from the Internet, Paradigm, Medical, Small Cap and Market Opportunities Funds.

4.  Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2006, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)
		Accumulated
		Net	Accumulated
		Investment	Net Realized
	Paid-in-Capital	Income(Loss)	Loss

The Internet Fund	$(2)	$1,895,091	$(1,895,089)
The Internet Emerging Growth Fund	—	32	(32)
The Paradigm Fund	(25)	(3,883)	3,908
The Medical Fund	1	(5)	4
The Small Cap Opportunities Fund	—	8,284	(8,284)
The Kinetics Government Money Market Fund	—	—	—
The Market Opportunities Fund	—	82	(82)

5.  Income Taxes

At December 31, 2006 the Internet, Emerging, Paradigm, Medical, Small Cap, Money Market and Market Funds had $273,295, $13,406, $1,159,307, $17,907, $1,618,109, $— and $141,268, respectively, of undistributed net investment income on a tax basis.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

At December 31, 2006 the Paradigm and Medical Funds had $82,678 and $92,912, respectively, of accumulated gains on a tax basis.

At December 31, 2006, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

Feeder Fund	2014	2013	2011	2010	2009	2008

Internet	$16,077,777	$6,777,871	$—	$140,178,775	$34,119,306	$—
Emerging	—	4,885	887,154	2,635,504	5,481,052	2,349,885
Paradigm	—	—	—	—	—	—
Medical	—	—	—	—	—	—
Small Cap	1,137,258	499,629	—	—	—	—
Money Market	—	—	—	—	—	—
Market	21	—	—	—	—	—

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers. For the year ended December 31, 2006, Medical Fund and Emerging Fund utilized $22,109 and $138,311, respectively, of capital loss carryforward.

At December 31, 2006, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

Feeder Fund	Post-October Losses	Straddle Losses

Internet	$254	$647,971
Emerging	8,026	—
Paradigm	211,253	889
Medical	605,675	95,261
Small Cap	237	—
Money Market	—	—
Market	35	—

The tax components of dividends paid during the years ended December 31, 2006 and December 31, 2005, are:

	Internet		Emerging
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2006	$517,918	$—	$136,199	$—
2005	$1,219,980	$—	$160,455	$—

	Paradigm		Medical
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2006	$12,435,794	$3,162,407	$29,493	$1,054,815
2005	$475,907	$412,952	$—	$—

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

	Money Market
	Ordinary	Long-Term	Small Cap
	Income	Capital Gains	Ordinary Income	Long-Term Capital
	Distribution	Distribution	Distribution	Gains Distribution

2006	$44,708	$—	$1,131,237	$—
2005	$21,059	$—	$436,587	$391,110

Market
	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution

2006	$44,530	$—
2005	N/A	N/A

6.  Tax Information (Unaudited)

The Internet, Emerging, Paradigm, Medical, Small Cap, and Market Opportunities Funds designate 28%, 27%, 91%, 100%, 57% and 23%, respectively, of dividends declared after December 31, 2006 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Paradigm and Medical Funds hereby designate 80% and 3%, respectively, as ordinary income distributions and 20% and 97%, respectively, as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2006, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 26%, Emerging 26%, Paradigm 47%, Medical 100%, Small Cap 42% and Market Opportunities 12%.

The Internet, Emerging, Paradigm, Medical, Small Cap, Money Market and Market Opportunities Funds designate 45%, 34%, 39%, 23%, 28%, 79% and 18%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

The Internet, Emerging, Paradigm, Medical, Small Cap, Money Market and Market Opportunities Funds designate 0%, 0%, 0%, 0%, 0%, 0% and 0%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section
871(k)(2)(C).

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

7.  New Accounting Pronouncements (Unaudited)

In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Trusts would report an income tax expense in the statement of operations. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the impact of FIN 48 and has determined there is no material impact to the financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Trusts’ financial statements has not yet been determined.

8.  Information about Proxy Voting (Unaudited)

Information regarding how Kinetics Mutual Funds, Inc. votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

9.  Information about the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class		Advisor Class A		Advisor Class C		No Load Class		Advisor Class A
	Six Months		Six Months		February 16, 2007ˆ		For the		For the
	Ended		Ended		through		Year Ended		Year Ended
	June 30, 2007		June 30, 2007		June 30, 2007		December 31,		December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		2006		2006

PER SHARE DATA(1)
Net Asset Value,
Beginning of Year	$28.62		$28.24		$28.66		$24.66		$24.40

Income from Investment Operations:
Net investment income (loss)	0.02	(3)	(0.02	)(3)	(0.09	)(3)	(0.08	)(3)	(0.14	)(3)
Net realized and unrealized gain (loss) on investments	2.13		2.10		1.71		4.15		4.09

Total from investment operations	2.15		2.08		1.62		4.07		3.95

Redemption fees	0.00(4)		—		0.00(4)		0.00(4)		—
Less Distributions:
From net investment income	—		—		—		(0.11)		(0.11)

Total distributions	—		—		—		(0.11)		(0.11)

Net Asset Value, End of Year	$30.77		$30.32		$30.28		$28.62		$28.24

Total Return(2)	7.51	%(6)	7.37	%(6)	5.62	%(6)	16.50%		16.18%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$131,350		$325		$34		$137,012		$235
Ratio of expenses to average net assets:
Before expense reimbursement	2.09	%(7)	2.34	%(7)	2.84	%(7)	1.98%		2.23%
After expense reimbursement	2.08	%(7)	2.33	%(7)	2.83	%(7)	1.85	%(5)	2.10%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.11	%(7)	(0.14	)%(7)	(0.82	)%(7)	(0.42)%		(0.67)%
After expense reimbursement	0.12	%(7)	(0.13	)%(7)	(0.81	)%(7)	(0.29	)%(5)	(0.54	)%(5)
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(3)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	The amount is less than $0.005 per share.
(5)	See footnote #3 for service provider, waiver discussion.
(6)	Not Annualized.
(7)	Annualized.

See Notes to the Financial Statements.

The Internet Fund
No Load Class	Advisor Class A	No Load Class	Advisor Class A	No Load Class	Advisor Class A	No Load Class		Advisor Class A
For the	For the	For the	For the	For the	For the	For the		For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,
2005	2005	2004	2004	2003	2003	2002		2002

$25.29	$24.93	$23.31	$22.88	$16.69	$16.47	$21.80		$21.75

0.11(3)	0.05 (3)	0.10(3)	0.05 (3)	0.03	(0.82)	(0.08	)(3)	(0.12	)(3)

(0.54)	(0.44)	2.25	2.23	6.66	7.23	(5.03)		(5.16)

(0.43)	(0.39)	2.35	2.28	6.69	6.41	(5.11)		(5.28)

0.00 (4)	0.00 (4)	—	—	—	—	—		—

(0.20)	(0.14)	(0.37)	(0.23)	(0.07)	—	—		—

(0.20)	(0.14)	(0.37)	(0.23)	(0.07)	—	—		—

$24.66	$24.40	$25.29	$24.93	$23.31	$22.88	$16.69		$16.47

(1.69)%	(1.55)%	10.06%	9.95%	40.11%	38.92%	(23.44)%		(24.28)%

$148,260	$300	$201,929	$354	$230,971	$428	$189,618		$507

2.35%	2.60%	2.37%	2.62%	2.39%	2.64%	2.42%		2.67%

2.35%	2.60%	2.37%	2.62%	2.39%	2.64%	2.42%		2.67%

0.46%	0.21%	0.44%	0.19%	0.11%	(0.14)%	(0.41)%		(0.66)%

0.46%	0.21%	0.44%	0.19%	0.11%	(0.14)%	(0.41)%		(0.66)%
N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet
	Emerging Growth Fund
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2007		2006		2005	2004	2003	2002
	(Unaudited)

PER SHARE DATA(1)
Net Asset Value,
Beginning of Year	$5.00		$4.43		$4.50	$4.28	$3.24	$4.30

Income from Investment Operations:
Net investment income (loss)	0.09		0.13		0.15	0.08	0.04	(0.08)
Net realized and unrealized gain (loss) on investments	0.03		0.62		(0.03)	0.25	1.05	(0.98)

Total from investment operations	0.12		0.75		0.12	0.33	1.09	(1.06)

Redemption fees	0.00	(2)	0.00	(2)	0.00 (2)	—	—	—
Less Distributions:
From net investment income	—		(0.18)		(0.19)	(0.11)	(0.05)	—

Total distributions	—		(0.18)		(0.19)	(0.11)	(0.05)	—

Net Asset Value, End of Year	$5.12		$5.00		$4.43	$4.50	$4.28	$3.24

Total Return	2.40	%(3)	16.90%		2.65%	7.67%	33.56%	(24.65)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$3,894		$3,991		$3,896	$4,584	$4,677	$3,338
Ratio of expenses to average net assets:
Before expense reimbursement	4.10	%(4)	3.09%		3.22%	3.45%	3.64%	3.78%
After expense reimbursement	1.47	%(4)	1.39	%(5)	2.69%	2.67%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.09	%(4)	3.00%		2.80%	1.08%	0.11%	(3.03)%
After expense reimbursement	3.72	%(4)	1.30	%(5)	3.33%	1.84%	1.01%	(1.99)%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The amount is less than $0.005 per share.
(3)	Not Annualized.
(4)	Annualized.
(5)	See footnote #3 for service provider, waiver discussion.

See Notes to the Financial Statements.

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KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Paradigm Fund
			Advisor		Advisor
	No Load Class		Class A		Class C		Institutional
	For the		For the		For the		For the
	Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended		Ended
	June 30, 2007		June 30, 2007		June 30, 2007		June 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$25.79		$25.43		$24.98		$25.76

Income from Investment Operations:
Net investment income (loss)	0.06	(6)	0.03	(6)	(0.04	)(6)	0.09	(6)
Net realized and unrealized gain (loss) on investments	2.45		2.47		2.37		2.45

Total from investment operations	2.51		2.50		2.33		2.54

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$28.30		$27.93		$27.31		$28.30

Total Return(5)	9.73	%(3)	9.64	%(3)	9.33	%(3)	9.86	%(3)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,958,565		$305,618		$189,224		$700.102
Ratio of expenses to average net assets:
Before expense reimbursement and waivers(7)	1.68	%(4)	1.93	%(4)	2.43	%(4)	1.63	%(4)
After expense reimbursement	1.68	%(4)	1.93	%(4)	2.43	%(4)	1.48	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.47	%(4)	0.22	%(4)	(0.28	)(4)	0.52	%(4)
After expense reimbursement	0.47	%(4)	0.22	%(4)	(0.28	)(4)	0.67	%(4)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) The amount is less than $0.005 per share.
(3) Not annualized.
(4) Annualized.

(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(7)	See footnote #3 for the Investment Adviser, waiver discussion.
(8)	See footnote #3 for service provider, waiver discussion.

See Notes to the Financial Statements.

The Paradigm Fund
		Advisor		Advisor		Institutional				Advisor
No Load Class		Class A		Class C		Class		No Load Class		Class A
For the		For the		For the		For the		For the		For the
Year Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
2006		2006		2006		2006		2005		2005

$20.33		$20.08		$19.76		$20.31		$17.54		$17.40

0.14(6)		0.08(6)		(0.03	)(6)	0.19(6)		(0.03	)(6)	(0.07	)(6)

5.52		5.43		5.33		5.49		2.82		2.77

5.66		5.51		5.30		5.68		2.79		2.70

0.00(2)		0.00(2)		0.00(2)		—		0.03		0.00(2)

(0.16)		(0.12)		(0.04)		(0.19)		(0.01)		—
(0.04)		(0.04)		(0.04)		(0.04)		(0.02)		(0.02)

(0.20)		(0.16)		(0.08)		(0.23)		(0.03)		(0.02)

$25.79		$25.43		$24.98		$25.76		$20.33		$20.08

27.81%		27.42%		26.82%		27.96%		16.11%		15.54%

$1,337,761		$183,031		$116,226		$507,314		$418,914		$60,421

1.79%		2.04%		2.54%		1.74%		1.93%		2.18%
1.63	%(8)	1.88	%(8)	2.38	%(8)	1.43	%(8)	1.69%		1.94%

0.44%		0.19%		(0.31)%		0.48%		(0.41)%		(0.66)%
0.60	%(8)	0.35	%(8)	(0.15	)%(8)	0.79	%(8)	(0.17)%		(0.42)%
N/A		N/A		N/A		N/A		N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Paradigm Fund
	Advisor		Institutional Class		No Load		Advisor	Advisor
	Class C		For the Period		Class		Class A	Class C
	For the		May 27, 2005ˆ		For the		For the	For the
	Year Ended		through		Year Ended		Year Ended	Year Ended
	December 31,		December 31,		December 31,		December 31,	December 31,
	2005		2005		2004		2004	2004

PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$17.21		$18.13		$14.91		$14.82	$14.73

Income from Investment Operations:
Net investment income (loss)	(0.17	)(6)	0.01	(6)	(0.06	)(6)	(0.10)	(0.18)
Net realized and unrealized gain (loss) on investments	2.74		2.23		3.17		3.16	3.14

Total from investment operations	2.57		2.24		3.11		3.06	2.96

Redemption fees	0.00	(2)	—		—		—	—
Less Distributions:
From net investment income	—		(0.04)		(0.02)		(0.02)	(0.02)
From net realized gains	(0.02)		(0.02)		(0.46)		(0.46)	(0.46)

Total distributions	(0.02)		(0.06)		(0.48)		(0.48)	(0.48)

Net Asset Value, End of Period	$19.76		$20.31		$17.54		$17.40	$17.21

Total Return(6)	14.96%		12.35	%(3)	20.84%		20.63%	20.08%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$38,740		$10,895		$89,313		$26,525	$9,426
Ratio of expenses to average net assets:
Before expense reimbursement and waivers(7)	2.68%		1.88	%(4)	2.10%		2.35%	2.85%
After expense reimbursement	2.44%		1.49	%(4)	1.74%		1.99%	2.49%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.16)%		(0.37	)%(4)	(0.77)%		(1.02)%	(1.52)%
After expense reimbursement	(.92)%		0.02	%(4)	(0.41)%		(0.66)%	(1.16)%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A

ˆ Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The amount is less than $0.005 per share.
(3) Not annualized.
(4) Annualized.

(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(7)	See footnote #3 for the Investment Adviser, waiver discussion.
(8)	See footnote #3 for service provider, waiver discussion.

See Notes to the Financial Statements.

The Paradigm Fund
No Load	Advisor	Advisor	No Load	Advisor	Advisor
Class	Class A	Class C	Class	Class A	Class C
For the	For the	For the	For the	For the	June 28, 2002(+)
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	through
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2003	2003	2003	2002	2002	2002

$10.12	$10.07	$10.05	$10.61	$10.58	$10.64

0.05	0.08	0.02	(0.14)	(0.17)	(0.11)
4.79	4.70	4.67	(0.35)	(0.34)	(0.48)

4.84	4.78	4.69	(0.49)	(0.51)	(0.59)

—	—	—	—	—	—

(0.05)	(0.03)	(0.01)	—	—	—
—	—	—	—	—	—

(0.05)	(0.03)	(0.01)	—	—	—

$14.91	$14.82	$14.73	$10.12	$10.07	$10.05

47.87%	47.47%	46.68%	(4.62)%	(4.82)%	(5.55	)(3)

$57,646	$13,157	$2,125	$5,044	$4,943	$519

2.24%	2.49%	2.99%	2.97%	3.22%	3.72	%(4)
1.74%	1.99%	2.49%	2.74%	2.99%	3.49	%(4)

0.57%	0.32%	(0.18)%	(1.61)%	(1.86)%	(2.36	)%(4)
1.07%	0.82%	0.32%	(1.38)%	(1.63)%	(2.13	)%(4)
N/A	N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Medical Fund
	No Load Class		Advisor Class A		Advisor Class C
	For the Six		For the Six		February 16,		No Load Class		Advisor Class A
	Months Ended		Months Ended		2007ˆ through		For the		For the
	June 30,		June 30,		June 30,		Year Ended		Year Ended
	2007		2007		2007		December 31,		December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		2006		2006

PER SHARE DATA(1)
Net Asset Value,
Beginning of Year	$17.83		$17.47		$18.29		$16.64		$16.34

Income from Investment Operations:
Net investment income (loss)	0.12	(3)	0.10	(3)	0.07	(3)	0.06	(3)	0.01	(3)
Net realized and unrealized gain (loss) on investments	2.17		2.12		1.29		2.40		2.35

Total from investment operations	2.29		2.22		1.36		2.46		2.36

Redemption fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00(4)		—
Less Distributions:
From net investment income	—		—		—		(0.04)		—
From net realized gains	—		—		—		(1.23)		(1.23)

Total distributions	—		—		—		(1.27)		(1.23)

Net Asset Value, End of Year	$20.12		$19.69		$19.65		$17.83		$17.47

Total Return(2)	12.78	%(6)	12.64	%(6)	7.44	%(6)	14.81%		14.49%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$18,926		$1,239		$86		$15,527		$711
Ratio of expenses to average net assets:
Before expense reimbursement	2.58	%(7)	2.83	%(7)	3.33	%(7)	2.28%		2.53%
After expense reimbursement	1.37	%(7)	1.62	%(7)	2.12	%(7)	1.44	%(5)	1.69	%(5)
Ratio of net investment loss to average net assets:
Before expense reimbursement	0.09	%(7)	(0.16	)%(7)	(0.55	)%(7)	(0.51)%		(0.76)%
After expense reimbursement	1.30	%(7)	1.05	%(7)	0.66	%(7)	0.33	%(5)	0.08	%(5)
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

ˆ Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(3)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	The amount is less than $0.005 per share.
(5)	See footnote #3 for service provider, waiver discussion.
(6)	Not Annualized.
(7)	Annualized.

See Notes to the Financial Statements.

The Medical Fund
No Load		Advisor				Advisor		No Load	Advisor	No Load	Advisor
Class		Class A		No Load		Class A		Class	Class A	Class	Class A
For the		For the		Class		For the		For the	For the	For the	For the
Year		Year		For the		Year		Year	Year	Year	Year
Ended		Ended		Year Ended		Ended		Ended	Ended	Ended	Ended
December 31,		December 31,		December 31,		December 31,		December 31,	December 31,	December 31,	December 31,
2005		2005		2004		2004		2003	2003	2002	2002

$16.76		$16.49		$15.67		$15.47		$12.72	$12.61	$18.06	$18.01

(0.18	)(3)	(0.22	)(3)	(0.10	)(3)	(0.11	)(3)	(0.25)	(0.63)	(0.21)	(0.24)

0.06		0.07		1.19		1.13		3.20	3.49	(5.05)	(5.08)

(0.12)		(0.15)		1.09		1.02		2.95	2.86	(5.26)	(5.32)

0.00	(4)	—		—		—		—	—	—	—

—		—		—		—		—	—	—	—
—		—		—		—		—	—	(0.08)	(0.08)

—		—		—		—		—	—	(0.08)	(0.08)

$16.64		$16.34		$16.76		$16.49		$15.67	$15.47	$12.72	$12.61

(0.72)%		(0.91)%		6.96%		6.59%		23.19%	22.68%	(29.14)%	(29.56)%

$13,943		$559		$19,583		$696		$23,695	$758	$22,604	$794

2.48%		2.73%		2.54%		2.79%		2.52%	2.77%	2.55%	2.80%
2.44%		2.69%		2.39%		2.64%		2.52%	2.77%	2.55%	2.80%

(1.14)%		(1.39)%		(1.31)%		(1.56)%		(1.55)%	(1.80)%	(1.49)%	(1.74)%
(1.10)%		(1.35)%		(1.16)%		(1.41)%		(1.55)%	(1.80)%	(1.49)%	(1.74)%
N/A		N/A		N/A		N/A		N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Small Cap Opportunities Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the Six		For the Six		February 16, 2007ˆ		For the Six
	Months Ended		Months Ended		through		Months Ended
	June 30,		June 30,		June 30,		June 30,
	2007		2007		2007		2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$26.92		$26.71		$28.70		$26.91

Income from Investment Operations:
Net investment income (loss)	0.02		(0.01	)(5)	(0.07	)(5)	0.05(5)
Net realized and unrealized gain (loss) on investments	4.15		4.11		2.13		4.14

Total from investment operations	4.17		4.10		2.06		4.19

Redemption fees	0.00	(6)	0.00	(6)	0.07		0.00	(6)
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$31.09		$30.81		$30.83		$31.10

Total Return(4)	15.45	%(1)	15.31	%(1)	7.42	%(1)	15.57	%(1)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$575,185		$22,784		$694		$287,981
Ratio of expenses to average net assets:
Before expense reimbursement	1.72	%(2)	1.97	%(2)	2.47	%(2)	1.67	%(2)
After expense reimbursement	1.68	%(2)	1.93	%(2)	2.43	%(2)	1.48	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.13	%(2)	(0.12	)%(2)	(0.62	)%(2)	0.18	%(2)
After expense reimbursement	0.17	%(2)	(0.08	)%(2)	(0.58	)%(2)	0.37	%(2)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1) Not annualized.
(2) Annualized.

(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(6)	The amount is less than $0.005 per share.
(7)	See footnote #3 for service provider, waiver discussion.

See Notes to the Financial Statements.

The Small Cap Opportunities Fund
								Institutional
No Load		Advisor		Institutional		No Load	Advisor	Class		No Load	Advisor
Class		Class A		Class		Class	Class A	For the Period		Class	Class A
For the		For the		For the		For the	For the	August 12, 2005ˆ		For the	For the
Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	through		Year Ended	Year Ended
December 31,		December 31,		December 31,		December 31,	December 31,	December 31,		December 31,	December 31,
2006		2006		2006		2005	2005	2005		2004	2004

$21.02		$20.89		$21.00		$18.69	$18.63	$20.48		$16.55	$16.50

0.03	(5)	(0.03	)(5)	0.08	(5)	0.12 (5)	0.02 (5)	0.00	(5)(6)	0.22 (5)	0.18 (5)

5.92		5.88		5.91		2.35	2.38	0.67		2.49	2.49

5.95		5.85		5.99		2.47	2.40	0.67		2.71	2.67

0.00	(6)	0.00	(6)	0.00	(6)	0.00 (6)	0.00 (6)	—		—	—

(0.05)		(0.03)		(0.08)		(0.01)	(0.01)	(0.02)		(0.16)	(0.13)
—		—		—		(0.13)	(0.13)	(0.13)		(0.41)	(0.41)

(0.05)		(0.03)		(0.08)		(0.14)	(0.14)	(0.15)		(0.57)	(0.54)

$26.92		$26.71		$26.91		$21.02	$20.89	$21.00		$18.69	$18.63

28.37%		28.03%		28.52%		13.17%	12.83%	3.23	%(1)	16.40%	16.17%

$268,875		$12,444		$209,592		$55,979	$5,205	$67,586		$35,702	$2,929

1.83%		2.08%		1.78%		1.93%	2.16%	1.77	%(2)	2.03%	2.28%

1.58	%(7)	1.83	%(7)	1.38	%(7)	1.66%	1.94%	1.59	%(2)	1.74%	1.99%

(0.14)%		(0.39)%		(0.09)%		0.18%	(0.17)%	(0.21	)%(2)	1.01%	0.76%

0.11	%(7)	(0.14	)%(7)	0.31	%(7)	0.45%	0.06%	(0.03	)%(2)	1.30%	1.05%
N/A		N/A		N/A		N/A	N/A	N/A		N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Small Cap Opportunities Fund
	No Load	Advisor	No Load		Advisor
	Class	Class A	Class		Class A
	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended
	December 31,	December 31,	December 31,		December 31,
	2003	2003	2002		2002
PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$10.04	$10.03	$14.50		$14.50

Income from Investment Operations:
Net investment income (loss)	0.25	0.15	(0.18	)(5)	(0.20	)(5)
Net realized and unrealized gain (loss) on investments	6.43	6.47	(4.21)		(4.20)

Total from investment operations	6.68	6.62	(4.39)		(4.40)

Redemption fees	—	—	—		—
Less Distributions:
From net investment income	(0.17)	(0.15)	—		—
From net realized gains	—	—	(0.07)		(0.07)

Total distributions	(0.17)	(0.15)	(0.07)		(0.07)

Net Asset Value, End of Period	$16.55	$16.50	$10.04		$10.03

Total Return(4)	66.51%	65.98%	(30.28)%		(30.35)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$23,665	$2,075	$3,313		$172
Ratio of expenses to average net assets:
Before expense reimbursement	2.34%	2.59%	2.95%		3.20%
After expense reimbursement	2.34%	2.59%	2.74%		2.99%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.14%	1.89%	(1.59)%		(1.84)%
After expense reimbursement	2.14%	1.89%	(1.38)%		(1.63)%
Portfolio turnover rate	N/A	N/A	N/A		N/A

ˆ	Commencement of operations.
(1) Not annualized.
(2) Annualized.

(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(6)	The amount is less than $0.005 per share.
(7)	See footnote #3 for service provider, waiver discussion.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Kinetics Government Money Market Fund
	For the
	Six Months
	Ended		For the		For the	For the	For the	For the
	June 30,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2007		December 31,		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2006		2005	2004	2003	2002

PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02		0.04		0.02	—	—	0.00(2)
Net realized and unrealized gain on investments	—		—		—	—	—	—

Total from investment operations	0.02		0.04		0.02	—	—	0.00(2)

Less Distributions:
From net investment income	(0.02)		(0.04)		(0.02)	—	—	(0.00	)(2)

Total distributions	(0.02)		(0.04)		(0.02)	—	—	(0.00	)(2)

Net Asset Value, End of Year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	1.97	%(4)	4.45%		1.88%	0.00%	0.00%	0.22%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,065		$1,425		$1,052	$1,166	$3,048	$128,657
Ratio of expenses to average net assets:
Before expense reimbursement	7.55	%(5)	3.94	%(3)	5.08%	2.11%	1.32%	1.29%
After expense reimbursement	0.98	%(5)	0.22	%(3)	1.06%	0.98%	0.94%	1.23%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.59	)%(5)	0.73%		(2.17)%	(1.13)%	(0.38)%	0.13%
After expense reimbursement	3.98	%(5)	4.45	%(3)	1.85%	0.00%	0.00%	0.19%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The amount listed is less than $0.005 per share.
(3)	See footnote #3 for service provider, waiver discussion.
(4)	Not Annualized.
(5)	Annualized.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Market Opportunities Fund
	No Load Class		Advisor Class A		Advisor Class C
	For the Six		For the Six		February 16, 2007ˆ		No Load Class		Advisor Class A
	Months Ended		Months Ended		through		January 31, 2006ˆ		January 31, 2006ˆ
	June 30, 2007		June 30, 2007		June 30, 2007		through		through
	(Unaudited)		(Unaudited)		(Unaudited)		December 31, 2006		December 31, 2006
PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$12.05		$12.04		$12.99		$10.00		$10.00

Income from Investment Operations:
Net investment income	0.04	(5)	0.02	(5)	(0.00	)(5)(6)	0.04		0.02
Net realized and unrealized loss on investments	1.63		1.63		0.67		2.05		2.05

Total from investment operations	1.67		1.65		0.67		2.09		2.07

Redemption fees	0.00	(6)	0.00	(6)	0.00	(6)	0.00	(6)	—
Less Distributions:
From net investment income	—		—		—		(0.04)		(0.03)

Total distributions	—		—		—		(0.04)		(0.03)

Net Asset Value, End of Period	$13.72		$13.69		$13.66		$12.05		$12.04

Total Return(4)	13.86	%(1)	13.70	%(1)	5.16	%(1)	20.85	%(1)	20.68	%(1)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$30,927		$23,362		$2,375		$7,994		$9,591
Ratio of expenses to average net assets:
Before expense reimbursement	2.08	%(2)	2.33	%(2)	2.86	%(2)	2.68	%(2)	2.93	%(2)
After expense reimbursement	1.74	%(2)	1.99	%(2)	2.49	%(2)	1.46	%(2)(7)	1.71	%(2)(7)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.20	%(2)	(0.05	)%(2)	(0.42	)%(2)	(0.76	)%(2)	(1.01	)%(2)
After expense reimbursement	0.54	%(2)	0.29	%(2)	(0.05	)(2)	0.46	%(2)(7)	0.21	%(2)(7)
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1) Not annualized.
(2) Annualized.

(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(6)	The amount is less than $0.005 per share.
(7)	See footnote #3 for service provider, waiver discussion.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2007 (Unaudited)

The Internet Portfolio

The Internet Emerging Growth Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2007 (Unaudited) — (Continued)

The Paradigm Portfolio

The Medical Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2007 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

Government Money Market Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2007 (Unaudited) — (Continued)

The Market Opportunities Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited)

COMMON STOCKS — 92.81%†	Shares	Value

Aerospace & Defense — 5.19%†
CACI International, Inc. — Class A*	140,000	$6,839,000

Air Freight & Logistics — 2.88%†
Expeditors International of Washington, Inc.	92,000	3,799,600

Asian Exchanges — 6.28%†
Hong Kong Exchanges & Clearing Limited	204,000	2,882,904
Osaka Securities Exchange Co., Ltd.	144	666,639
Singapore Exchange Limited	740,000	4,737,547

		8,287,090

Asset Management — 0.76%†
US Global Investors, Inc.(1)	44,000	997,480

Brokerage & Investment Banking — 0.08%†
ICAP plc	10,000	99,201

Capital Markets — 0.86%†
Collins Stewart Plc*	4,000	17,752
LaBranche & Co Inc.*(1)	100,000	738,000
Penson Worldwide, Inc.*	2,000	49,060
State Street Corporation	2,000	136,800
SWS Group, Inc.	2,000	43,240
Thomas Weisel Partners Group, Inc.*	4,000	66,600
Tullett Prebon plc*	4,000	35,945
Van der Moolen Holding N.V. ADR*	10,172	50,962

		1,138,359

Commercial Services & Supplies — 4.41%†
Comdisco Holding Company, Inc.(1)	194,400	2,439,720
Ritchie Bros Auctioneers, Incorporated(1)	54,000	3,381,480

		5,821,200

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Computers & Peripherals — 0.19%†
Apple, Inc.*	2,000	$244,080

Derivative Exchanges — 7.84%†
CBOT Holdings, Inc. — Class A*	12,000	2,479,200
Chicago Mercantile Exchange Holdings Inc.	6,025	3,219,519
International Securities Exchange, Inc.	48,000	3,136,800
Nymex Holdings, Inc.(1)	12,000	1,507,560

		10,343,079

Diversified Consumer Services — 0.23%†
Apollo Group, Inc. — Class A*	2,000	116,860
Sotheby’s Holdings, Inc. — Class A	4,000	184,080

		300,940

Diversified Telecommunication Services — 11.15%†
Leucadia National Corporation	413,250	14,567,062
XO Holdings Inc.*	30,000	133,800

		14,700,862

European Exchanges — 1.85%†
Bolsas Y Mercados Espanoles*	6,000	352,846
Deutsche Boerse AG	4,000	449,347
Hellenic Exchanges S.A. Holding	4,000	105,028
London Stock Exchange Group PLC*	36,352	989,135
OMX AB	18,000	539,537

		2,435,893

Internet & Catalog Retail — 0.19%†
eBay, Inc.*	6,000	193,080
IAC/InterActiveCorp*	1,000	34,610
Overstock.com, Inc.*(1)	1,000	18,270

		245,960

Internet Software & Services — 0.74%†
Baidu.com, Inc. — ADR*	200	33,596
Google Inc. — Class A*	1,800	942,084

		975,680

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

IT Services — 10.59%†
CheckFree Corporation*	240,000	$9,648,000
ManTech International Corporation — Class A*	140,000	4,316,200

		13,964,200

Leisure Equipment & Products — 0.01%†
Marvel Entertainment, Inc.*	322	8,205

Media — 22.97%†
Citadel Broadcasting Corp.	105	677
Disney Walt Co.	1,380	47,113
DreamWorks Animation SKG, Inc.*	92,000	2,653,280
Gemstar-TV Guide International, Inc.*	600,000	2,952,000
Getty Images, Inc.*	34,600	1,654,226
Groupe Bruxelles Lambert S.A.	20,000	2,498,207
Harris Interactive, Inc.*	300,000	1,605,000
Liberty Global, Inc. — Series C*	182,707	7,180,385
Liberty Global, Inc. — Class A*	120,257	4,935,347
PrimaCom AG ADR*	610,000	3,798,775
ProQuest Company*	5,000	47,700
The Washington Post Company — Class B	3,600	2,793,924
XM Satellite Radio Holdings, Inc. — Class A*	10,000	117,700

		30,284,334

Other Exchanges — 4.38%†
Australian Stock Exchange Limited	6,000	247,728
IntercontinentalExchange Inc.*	32,000	4,731,200
JSE Limited*	36,000	406,990
TSX Group Inc.	10,000	391,457

		5,777,375

Security Brokers, Dealers, And Flotation Companies — 0.05%†
GFI Group, Inc.*	1,000	72,480

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

U.S. Equity Exchanges — 12.16%†
Nasdaq Stock Market Inc.*	180,000	$5,347,800
NYSE Euronext*	145,095	10,681,894

		16,029,694

Wireless Telecommunication Services — 0.00%†
Sunshine PCS Corp — Class A*	149,890	2,248

TOTAL COMMON STOCKS (cost $70,558,354)		122,366,960

PREFERRED STOCKS — 0.04%†

Adelphia Recovery Trust(1) (cost $583,300)	4,878,645	48,787

	Principal
CONVERTIBLE BONDS — 1.45%†	Amount

Diversified Telecommunication Services — 1.45%†
Level 3 Communications, Inc., CLB 6.000%, 03/15/2010	$2,000,000	1,917,500

Media — 0.00%†
Adelphia Communications Corp.(1) 6.000%, 02/15/2006, Acquired on 2/10/2004 at $123,000 (Default Effective 8/12/2002)	200,000	848

TOTAL CONVERTIBLE BONDS (cost $1,530,301)		1,918,348

RIGHTS — 1.44%†	Shares

Commercial Services & Supplies — 1.44%†
Comdisco Holding Company, Inc. — Rights Expiration Date: 12/31/2050, Strike Price $1.00# (cost $3,253,775)	12,240,699	1,897,308

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM
SECURITIES LENDING — 4.50%†	Shares	Value

Investment Companies — 4.50%†
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $5,933,600)	5,933,600	$5,933,600

TOTAL INVESTMENTS — 100.24%† (cost $81,859,330)		$132,165,003

Percentages are stated as a percent of net assets.

* — Non-income producing security.
† — Calculated as a percentage of net assets.
# — Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipt.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at June 30, 2007. Total loaned securities had a market value of $5,667,951 at June 30, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited)

COMMON STOCKS — 82.94%†	Shares	Value

Aerospace & Defense — 5.09%†
SI International, Inc.*	6,000	$198,120

Asian Exchanges — 3.21%†
Osaka Securities Exchange Co., Ltd.	27	124,995

Business Services — 3.12%†
Fidelity National Information Services	2,242	121,696

Capital Markets — 2.28%†
American Capital Strategies Ltd.	1,500	63,780
Thomas Weisel Partners Group, Inc.*	1,500	24,975

		88,755

Commercial Services & Supplies — 4.14%†
Comdisco Holding Company, Inc.	9,300	116,715
Deluxe Corporation	1,100	44,671

		161,386

Computers & Peripherals — 2.10%†
SanDisk Corp.*	1,672	81,828

Derivative Exchanges — 6.10%†
Chicago Mercantile Exchange Holdings Inc.	200	106,872
International Securities Exchange, Inc.	2,000	130,700

		237,572

Diversified Financial Services — 2.50%†
eSPEED, Inc. — Class A*	5,000	43,200
MarketAxess Holdings, Inc.*	3,000	53,970

		97,170

Diversified Telecommunication Services — 8.29%†
IDT Corporation — Class B(1)	3,000	30,960
IDT Corporation	3,000	30,150
Lict Corporation*	51	179,137
Warwick Valley Telephone Company	1,200	15,600
XO Holdings Inc.*	15,000	66,900

		322,747

Gaming — 1.52%†
Melco International Development Limited*	40,000	59,341

Holding Company — 5.13%†
Groupe Bruxelles Lambert S.A.	1,600	199,857

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Insurance — 3.11%+
Fidelity National Financial Inc. — Class A	5,102	$120,917

Internet Software & Services — 2.80%†
Digital River, Inc.*	1,000	45,250
Websense, Inc.*	3,000	63,750

		109,000

IT Services — 1.44%†
Broadridge Financial Solutions, Inc.	2,000	38,240
Lionbridge Technologies, Inc.*	3,000	17,670

		55,910

Leisure Equipment & Products — 2.00%†
Aruze Corp.	2,500	77,766

Media — 16.70%†
Discovery Holding Company — Class A*	50	1,149
The E.W. Scripps Company — Class A	1,000	45,690
Gemstar-TV Guide International, Inc.*	5,000	24,600
Interactive Data Corporation	8,500	227,630
Liberty Global, Inc. — Series C*	30	1,179
Liberty Global, Inc. — Class A*	30	1,231
Liberty Media Holding Corporation — Capital Series A*	25	2,942
Liberty Media Holding Corporation — Interactive A*	126	2,814
Naspers Limited ADR	7,470	192,788
PrimaCom AG ADR*	4,750	29,581
RCN Corporation	5,661	106,370
Warner Music Group Corp.	1,000	14,450

		650,424

Security Brokers, Dealers, And Flotation Companies — 2.23%†
Cohen & Steers, Inc.	2,000	86,900

Software — 1.05%†
FactSet Research Systems, Inc.	600	41,010

Transportation Infrastructure — 5.01%†
Beijing Capital International Airport Co. Ltd.	90,000	126,611
Macquarie Airports	20,000	68,503

		195,114

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

U.S. Equity Exchanges — 5.12%†
Nasdaq Stock Market Inc.*	3,000	$89,130
Nyse Euronext*	1,500	110,430

		199,560

Wireless Telecommunication Services — 0.00%†
Sunshine PCS Corp — Class A*	6,000	90

TOTAL COMMON STOCKS (cost $2,152,272)		3,230,158

PREFERRED STOCKS — 0.07%†

Diversified Telecommunication Services — 0.07%†
PTV, Inc. — Series A, CLB, 10,000% (cost $3,774)	487	2,581

RIGHTS — 2.31%†

Commercial Services & Supplies — 2.31%†
Comdisco Holding Company, Inc. — Rights Expiration Date: 12/31/2050, Strike Price $1.00# (cost $245,273)	581,000	90,055

	Principal
SHORT-TERM INVESTMENTS — 14.14%†	Amount

US Government Agency Issues — 14.07%†
Federal Home Loan Bank Discount Note, 0.000%, due 07/02/2007	$548,000	547,931

Investment Companies — 0.07%†
First American Prime Obligations Fund — Class I 5.001%	2,658	2,658

TOTAL SHORT-TERM INVESTMENTS (cost $550,589)		550,589

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM SECURITIES LENDING — 0.82%†	Shares	Value

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM SECURITIES LENDING — 0.82%†	Shares	Value

Investment Companies — 0.82%†
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $31,900)	31,900	$31,900

TOTAL INVESTMENTS — 100.28%† (cost $2,983,808)		$3,905,283

Percentages are stated as a percent of net assets.

* — Non-income producing security.
† — Calculated as a percentage of net assets.
# — Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipt.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at June 30, 2007. Total loaned securities had a market value of $29,928 at June 30, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited)

COMMON STOCKS — 87.67%†	Shares	Value

Aerospace & Defense — 0.74%†
CACI International, Inc. — Class A*	488,000	$23,838,800

Air Freight & Logistics — 0.16%†
Expeditors International of Washington, Inc.	124,000	5,121,200

Airlines — 0.28%†
China Eastern Airlines — Class H*	4,500,000	2,146,639
China Eastern Airlines Corporation Limited — ADR*(1)	32,000	1,526,752
China Southern Airlines Co. — Class H*	7,444,000	5,007,602
China Southern Airlines Company Limited — ADR*(1)	6,000	210,660

		8,891,653

Asian Exchanges — 5.48%†
Hong Kong Exchanges & Clearing Limited	7,370,000	104,151,959
Osaka Securities Exchange Co., Ltd.	4,700	21,758,376
Singapore Exchange Limited	7,736,000	49,526,572

		175,436,907

Asset Management — 7.01%†
Affiliated Managers Group, Inc.*	28,000	3,605,280
Ameriprise Financial, Inc.	80	5,086
BlackRock, Inc.	174,000	27,246,660
Brookfield Asset Management Inc — Class A	2,424,000	96,717,600
Eaton Vance Corp.	320,000	14,137,600
Franklin Resources, Inc.	106,000	14,041,820
Igm Financial, Inc.	42,000	2,041,155
Legg Mason, Inc.	300,000	29,514,000
Man Group plc	192,000	2,348,046
Nuveen Investments — Class A	84,000	5,220,600
Power Corporation of Canada	712,000	26,274,320
US Global Investors, Inc.(1)	154,000	3,491,180

		224,643,347

Auto Components — 0.61%†
Toyota Industries Corporation	420,000	19,545,990

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Automobiles — 0.00%†
Great Wall Automobile Holdings Company Limited — Class H	20,000	$29,057

Beverages — 0.30%†
Constellation Brands, Inc. — Class A*	1,800	43,704
Pernod Ricard SA	18,840	4,180,575
Remy Cointreau SA	3,600	270,177
Tsingtao Brewery Co Limited — Class H	2,060,000	5,005,627

		9,500,083

Brokerage & Investment Banking — 2.03%†
The Bear Stearns Companies Inc.	280,000	39,200,000
Greenhill & Co., Inc.(1)	39,800	2,734,658
ICAP plc	300,000	2,976,023
Lazard Ltd — Class A	442,100	19,907,763

		64,818,444

Business Services — 0.01%†
Fidelity National Information Services	4,406	239,158

Capital Markets — 5.51%†
American Capital Strategies Ltd.	78,000	3,316,560
The Bank of New York Company, Inc.*	1,112,000	46,081,280
Collins Stewart plc*	40,000	177,517
Fortress Investment Group LLC(1)	72,000	1,715,040
The Goldman Sachs Group, Inc.	309,200	67,019,100
Investors Financial Services Corp.	8,000	493,360
Jefferies Group, Inc.	454,000	12,248,920
KBW, Inc.*	18,000	528,840
LaBranche & Co Inc.*(1)	860,000	6,346,800
Lehman Brothers Holdings, Inc.	272,000	20,269,440
Penson Worldwide, Inc.*	10,000	245,300
State Street Corporation	252,000	17,236,800
SWS Group, Inc.	10,000	216,200
Tullett Prebon plc*	72,000	647,014

		176,542,171

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Chemicals — 0.11%†
Novozymes A/S — Class B	200	$23,279
Potash Corporation of Saskatchewan Inc.	1,200	93,564
Sigma-Aldrich Corp.	83,000	3,541,610

		3,658,453

Commercial Banks — 2.37%†
Bank Of China Ltd. — Class H*	10,320,000	5,120,933
Cathay General Bancorp(1)	128,000	4,293,120
Center Financial Corporation	220,000	3,722,400
China Construction Bank — Class H*	9,720,000	6,687,845
East West Bancorp, Inc.	128,000	4,976,640
Hanmi Financial Corporation	196,000	3,343,760
HDFC Bank Ltd. — ADR	8,000	674,080
ICICI Bank Limited — ADR	50,000	2,457,500
Industrial & Commercial Bank Of China — Class H*	7,620,000	4,229,435
M&T Bank Corporation	230,000	24,587,000
Macquarie Bank Limited	8,000	576,506
Nara Bancorp, Inc.	196,000	3,122,280
State Bank of India GDR	60,000	5,292,000
UCBH Holdings, Inc.	240,000	4,384,800
Wilshire Bancorp, Inc.	190,000	2,314,200

		75,782,499

Commercial Services & Supplies — 0.00%†
Equifax Inc.	100	4,442
SAIC, Inc.*	4,000	72,280

		76,722

Consumer Finance — 0.14%†
The Student Loan Corporation	21,900	4,465,410

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Derivative Exchanges — 6.51%†
Bourse De Montreal, Inc.*	20,000	$731,659
CBOT Holdings, Inc. — Class A*(1)	320,800	66,277,280
Chicago Mercantile Exchange Holdings Inc.	84,000	44,886,240
Climate Exchange plc*	14,000	520,101
Intercontinental Exchange Inc.*	304,000	44,946,400
International Securities Exchange, Inc.	651,000	42,542,850
Nymex Holdings, Inc.(1)	68,000	8,542,840

		208,447,370

Diversified Consumer Services — 0.48%†
H&R Block, Inc.	106,000	2,477,220
Sotheby’s Holdings, Inc. — Class A	280,000	12,885,600

		15,362,820

Diversified Financial Services — 0.07%†
Alliancebernstein Holding LP	25,200	2,194,668
Xinhua Finance Ltd.*	100	45,644

		2,240,312

Diversified Telecommunication Services — 0.03%†
China Netcom Group — Spon ADR	12,000	665,760
China Telecom Corp Ltd — Class H	200,000	117,659
China Telecom Corp Ltd. — ADR	4,000	236,640

		1,020,059

Electric Utilities — 4.30%†
Allegheny Energy, Inc.*	900,000	46,566,000
Datang International Power Generation Company Limited — Class H*	6,648,000	10,270,596
Huadian Power International Corporation — Class H	1,440,000	745,856
Huaneng Power International, Inc. — ADR(1)	612,000	28,427,400
Korea Electric Power Corporation ADR*	740,000	16,206,000
Sierra Pacific Resources*	2,024,000	35,541,440

		137,757,292

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Electric, Gas, And Sanitary Services — 0.19%†
Unified Energy System ADR*	44,000	$5,962,000

European Exchanges — 2.43%†
Bolsas Y Mercados Espanoles*	44,000	2,587,535
Deutsche Boerse AG	240,000	26,960,817
Hellenic Exchanges S.A. Holding	36,000	945,253
London Stock Exchange Group plc*	1,646,291	44,795,460
OMX AB	88,000	2,637,735

		77,926,800

Food Products — 0.00%†
TreeHouse Foods, Inc.*	3,600	95,796

Gaming — 2.35%†
International Game Technology	32,000	1,270,400
Las Vegas Sands Corp.*	221,400	16,912,746
Lottomatica Spa*	2,000	79,881
Melco International Development Limited*	736,000	1,091,876
MGM Mirage*	350,400	28,900,992
Wynn Resorts, Limited*	300,000	26,907,000

		75,162,895

Holding Company — 4.07%†
Berkshire Hathaway Inc.*	68	7,444,300
Berkshire Hathaway Inc. — Class B*	9,616	34,665,680
Leucadia National Corporation	2,136,000	75,294,000
Pargesa Holding AG — Class B*	80,000	8,959,476
Power Financial Corp.	108,000	4,101,009

		130,464,465

Hotels Restaurants & Leisure — 0.21%†
Melco Pbl Entertainment Limited — ADR*	45	565
Triarc Companies, Inc. — Class A	420,000	6,665,400

		6,665,965

Household Durables — 0.59%†
Fortune Brands, Inc.	4,000	329,480
Jarden Corporation*	434,000	18,666,340

		18,995,820

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Independent Power Producers & Energy Traders — 1.72%†
Dynegy Inc.*	3,270,165	$30,870,358
Mirant Corp*	570,000	24,310,500

		55,180,858

Insurance — 3.45%†
China Life Insurance Co., Limited — ADR*(1)	460,666	24,723,944
China Life Insurance Co., Limited — Class H	480,000	1,724,985
Fidelity National Financial Inc. — Class A	10,026	237,616
Great West Lifeco, Inc.	152,000	4,929,923
Markel Corporation*	57,000	27,619,920
PICC Property & Casualty Co Ltd*	1,440,000	1,173,112
Ping An Insurance Group Company of China Limited — Class H*	1,336,000	9,440,096
The Progressive Corporation	784,000	18,761,120
Wesco Financial Corporation	1,700	654,500
White Mountains Insurance Group Ltd.	35,000	21,210,700

		110,475,916

IT Services — 0.48%†
Broadridge Financial Solutions, Inc.	92,800	1,774,336
Mastercard, Inc. — Class A(1)	42,000	6,966,540
SRA International, Inc. — Class A*	2,400	60,624
Western Union Company	308,000	6,415,640

		15,217,140

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Media — 2.74%†
Citadel Broadcasting Corp.	1,105	$7,127
Disney Walt Co.	14,400	491,616
DreamWorks Animation SKG, Inc.*	374,000	10,786,160
The E.W. Scripps Company — Class A	64,000	2,924,160
EMI Group plc	783,181	4,214,878
Getty Images, Inc.*	50,000	2,390,500
Groupe Bruxelles Lambert S.A.	240,000	29,978,480
The McGraw-Hill Companies, Inc.	270,000	18,381,600
Warner Music Group Corp.	220,000	3,179,000
The Washington Post Company — Class B	19,800	15,366,582

		87,720,103

Metals & Mining — 2.47%†
Anglo American plc — ADR	1,548,000	45,418,320
China Coal Energy Company — Class H*	3,312,000	4,964,273
Commercial Metals Company	336,000	11,346,720
Freeport-mcmoran Copper & Gold	2,680	221,958
Rio Tinto PLC — ADR	44,000	13,469,280
Yanzhou Coal Mining Co. — Class H	1,348,000	2,058,410
Yanzhou Coal Mining Company Limited — ADR	22,000	1,679,990

		79,158,951

Multiline Retail — 1.78%†
Sears Holdings Corporation*	335,400	56,850,300

Multi-Utilities — 3.59%†
CenterPoint Energy, Inc.	1,000,000	17,400,000
CMS Energy Corporation	416,000	7,155,200
NRG Energy, Inc.*	536,000	22,281,520
Reliant Energy Inc.*	2,534,000	68,291,300

		115,128,020

Oil & Gas — 0.69%†
China Petroleum & Chemical — Class H	360,000	398,250
China Petroleum & Chemical Corp. — ADR(1)	56,000	6,251,840
Penn West Energy Trust(1)	466,000	15,550,420

		22,200,510

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Oil, Gas & Consumable Fuels — 10.26%†
Cameco Corporation(1)	308,000	$15,627,920
Canadian Natural Resources Ltd.(1)	584,000	38,748,400
Canadian Oil Sands Trust(1)	1,428,000	44,153,760
CNOOC Limited — ADR*	618,000	21,635,843
El Paso Corporation	1,748,000	30,118,040
Encana Corporation(1)	340,000	20,893,000
Imperial Oil Ltd.(1)	400,400	18,594,576
National Energy Group, Inc.*	46,000	230,920
Nexen Inc.	500,000	15,475,000
Norsk Hydro ASA — ADR	152,000	5,817,040
OAO Gazprom — ADR*	770,000	32,263,000
Petro-Canada	240,000	12,758,400
PetroChina Company Limited — ADR(1)	96,000	14,273,280
Petroleo Brasileiro S.A. — ADR	10,000	1,212,700
Statoil ASA — ADR	10,000	310,100
Suncor Energy, Inc.	500,600	45,013,952
Western Oil Sands Inc. — Class A*	344,000	11,463,976

		328,589,907

Other Exchanges — 1.06%†
Australian Stock Exchange Limited	466,000	19,240,200
JSE Limited*	500,000	5,652,635
New Zealand Exchange Limited	20,329	183,357
TSX Group Inc.	228,000	8,925,229

		34,001,421

Paper & Forest Products — 0.00%†
Pope Resources, L.P.	1,800	87,588

Pharmaceuticals — 0.05%†
Novo-Nordisk A/S — ADR(1)	14,200	1,542,972

Publishing — 0.75%†
John Wiley & Sons, Inc. — Class B	2,000	96,200
Moody’s Corporation	266,000	16,545,200
R.H. Donnelley Corporation*	96,000	7,274,880

		23,916,280

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Real Estate — 4.65%†
Alexander’s, Inc.*(1)	28,000	$11,319,000
American Real Estate Partners, L.P.	441,200	44,887,688
Forest City Enterprises, Inc. — Class A	1,080,400	66,422,992
Link Reit*	4,732,000	10,469,562
New World China Land Limited	400,000	340,188
Shun Tak Holdings Limited	716,000	1,053,049
SL Green Realty Corp.	45,400	5,624,606
The St. Joe Company(1)	12,000	556,080
Texas Pacific Land Trust	27,400	8,425,500

		149,098,665

Real Estate Investment Trusts — 0.82%†
Vornado Realty Trust	240,000	26,361,600

Road & Rail — 0.02%†
Guangshen Railway Company Limited — ADR(1)	12,000	485,400
Guangshen Railway Company Limited — Class H	360,000	286,372

		771,772

Security Brokers, Dealers, And Flotation Companies — 0.59%†
Cohen & Steers, Inc.(1)	366,000	15,902,700
GFI Group, Inc.*	42,000	3,044,160

		18,946,860

State Commercial Banks — 0.02%†
Preferred Bank Los Angeles	15,000	600,000

Telecommunications — 0.10%†
China Netcom Group Corp. HK Ltd.*	1,100,000	3,038,674

Telephone Communications, Except Radiotelephone — 0.00%†
China Unicom — ADR	2,000	34,460

Transportation By Air — 0.02%†
Grupo Aeroportuario del Pacifico SA — ADR	11,000	542,520

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Transportation Infrastructure — 2.14%†
Anhui Expressway Co., Ltd. — Class H	5,180,000	$4,365,690
Beijing Capital International Airport Co. Ltd.	26,388,000	37,122,468
Grupo Aeroportuario del Centro Norte — ADR*	12,000	329,640
Grupo Aeroportuario del Sureste Ser B — ADR	11,000	579,590
Hainan Meilan International Airport Company Limited — Class H*	756,000	771,547
Hopewell Holdings Limited*	108,000	440,608
Jiangsu Expressway Company Ltd. — Class H	5,880,000	5,940,761
Macquarie Airports	180,610	618,611
Shenzhen Expressway Company Limited — Class H	8,236,000	6,404,092
Sichuan Expressway Co. Limited — Class H	14,608,000	4,390,321
Zhejiang Expressway Co., Limited — Class H	6,956,000	7,463,787

		68,427,115

U.S. Equity Exchanges — 4.18%†
Nasdaq Stock Market Inc.*	1,670,000	49,615,700
Nyse Euronext*	1,146,552	84,409,159

		134,024,859

Wireless Telecommunication Services — 0.11%†
China Mobile (Hong Kong) Limited — ADR	8,000	431,200
China Mobile Ltd.	200,000	2,147,279
China Unicom Ltd.	640,000	1,101,698

		3,680,177

TOTAL COMMON STOCKS (cost $2,229,961,902)		2,808,288,156

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Principal
CONVERTIBLE BONDS — 1.31%†	Amount	Value

Independent Power Producers & Energy Traders — 1.31%†
Calpine Corporation, CLB(1)
4.750%, 11/15/2023 Acquired 11/30/2005 — 12/15/2006 at $21,543,989 (Default Effective 12/20/2005)*(1)

TOTAL CONVERTIBLE BONDS (cost $23,031,775)	35,000,000	$41,929,750

CORPORATE BONDS — 0.18%†

Diversified Financial Services — 0.06%†
FINOVA Group Inc.
7.500%, 11/15/2009, Acquired 10/19/2006 — 11/21/2006 at $769,239 (Default Effective 4/29/2005)*	9,509,880	2,068,399

Independent Power Producers & Energy Traders — 0.02%†
Calpine Corp.
8.750%, 07/15/2007, CLB, Acquired 4/18/2006 and 5/03/2006 at $118,563 (Default Effective 12/20/2005)*	200,000	248,000
7.875%, 04/01/2008, Acquired 4/18/2006 — 5/10/2006 at $118,538 (Default Effective 12/20/2005)*	200,000	240,000

		488,000

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Principal
	Amount	Value

Multi-Utilities & Unregulated Power — 0.05%†
Calpine Corp.
7.625%, 04/15/2006, Acquired 4/18/2006 — 4/20/2006 at $61,031 (Default Effective 12/20/2005)*	100,000	$120,000
10.500%, 05/15/2006, Acquired 4/7/2006 — 5/10/2006 at $181,375 (Default Effective 12/20/2005)*	300,000	375,000
8.500%, 02/15/2011, Acquired 7/5/2006 at $471,250 (Default Effective 12/20/2005)*	1,000,000	1,265,000

		1,760,000

Unit Investment Trusts, Face-amount Certificate Offices — 0.05%†
Calpine Canada Energy Finance Ulc
8.500%, 05/01/2008, Acquired 4/20/2006 and 7/13/2006 at $780,125 (Default Effective 12/20/2005)*	1,200,000	1,446,000

TOTAL CORPORATE BONDS (cost $5,468,613)		5,762,399

CALL OPTIONS
PURCHASED — 0.04%†	Contracts

Loews Corp
Expiration: January, 2009, Exercise Price: $25.000	446	1,237,650
Leucadia National Corp
Expiration: January, 2009, Exercise Price: $20.000	72	118,800

TOTAL PURCHASED OPTIONS (cost $1,434,454)		1,356,450

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Principal
SHORT-TERM INVESTMENTS — 10.17%†	Amount	Value

US Government Agency Issues — 10.09%†
Federal Home Loan Bank Discount Note 0.000%, due 07/02/2007	$323,269,000	$323,227,963

Investment Companies — 0.08%†
First American Prime Obligations Fund — Class I 5.001%	2,502,102	2,502,102

TOTAL SHORT-TERM INVESTMENTS (cost $325,730,065)		325,730,065

INVESTMENTS PURCHASED
WITH THE CASH PROCEEDS FROM
SECURITIES LENDING — 6.43%†	Shares

Investment Companies — 6.43%†
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $205,982,162)	205,982,162	205,982,162

TOTAL INVESTMENTS — 105.80%† (cost $2,791,608,971)		$3,389,048,982

Percentages are stated as a percent of net assets.

* — Non-income producing security.
† — Calculated as a percentage of net assets.
GDR — Global Depository Receipt
ADR — American Depository Receipt
CLB — Callable Security

(1) —	This security or a portion of this security was out on loan at June 30, 2007. Total loaned securities had a market value of $200,409,673 at June 30, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited)

COMMON STOCKS — 75.46%†	Shares	Value

Biotechnology — 25.43%†
AEterna Zentaris Inc.*	50,500	$174,730
Albany Molecular Research, Inc.*	20,000	297,000
Arena Pharmaceuticals, Inc.*	14,000	153,860
AVAX Technologies, Inc.*	50,000	9,750
Avigen, Inc.*	27,000	166,050
Biogen Idec, Inc.*	15,250	815,875
Biomira, Inc.*(1)	47,000	48,410
Cell Genesys, Inc.*(1)	39,725	133,079
Coley Pharmaceuticals Group*(1)	25,000	90,500
Cubist Pharmaceuticals, Inc.*	2,000	39,420
CuraGen Corporation*	16,000	31,520
deCODE genetics, Inc.*(1)	11,000	41,085
Dendreon Corporation*(1)	24,000	169,920
Favrille Inc.*(1)	41,000	151,290
Human Genome Sciences, Inc.*	19,000	169,480
ImmunoGen, Inc.*	14,000	77,700
Invitrogen Corp.*	12,000	885,000
Isotechnika, Inc.*	40,000	64,586
Medarex, Inc.*	20,000	285,800
Metabasis Therapeutics, Inc.*(1)	27,000	189,000
Millennium Pharmaceuticals, Inc.*	40,296	425,928
Progenics Pharmaceuticals, Inc.*	2,200	47,454
Savient Pharmaceuticals Inc.*	35,000	434,700
Targeted Genetics Corp.*	1,000	2,720
Telik, Inc.*(1)	28,000	94,640
Vical Incorporated*	28,500	147,915

		5,147,412

Chemicals — 7.24%†
Atrium Biotechnologies, Inc.*	4,884	97,795
The Dow Chemical Co.	8,000	353,760
Lonza Group AG	11,000	1,013,999

		1,465,554

Health Care Equipment & Supplies — 0.04%†
Theragenics Corporation*	2,000	8,340

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Health Care Providers & Services — 0.15%†
IMPATH Bankruptcy Liquidating Trust — Class A*(1)	26,000	$29,380

Industrial Conglomerates — 2.50%†
Tyco International Ltd.	15,000	506,850

Pharmaceuticals — 40.10%†
Abbott Laboratories	16,000	856,800
Antigenics, Inc.*	892	2,551
Bristol-Meyers Squibb Company	17,000	536,520
China Pharmaceutical Group Limited*	1,440,000	462,247
Eli Lilly and Company	14,000	782,320
Epicept Corporation*(1)	2,039	4,384
Genzyme Corporation*	14,538	936,247
GlaxoSmithKline plc — ADR	18,673	977,905
Johnson & Johnson	13,000	801,060
Novartis AG — ADR	19,000	1,065,330
Pain Therapeutics, Inc.*	13,000	113,230
Pfizer, Inc.	5,000	127,850
Simcere Pharmaceutical Group — ADR*	18,000	253,980
Wyeth	20,900	1,198,406

		8,118,830

TOTAL COMMON STOCKS (cost $15,094,004)		15,276,366

RIGHTS — 0.00%†

Biotechnology — 0.00%†
OSI Pharmaceuticals, Inc.* Expiration Date: 06/28/2008, Strike Price $1.00#	13,932	21

TOTAL RIGHTS (cost $0)		21

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Principal
SHORT-TERM INVESTMENTS — 25.04%†	Amount	Value

US Government Agency Issues — 25.02%†
Federal Home Loan Bank Discount Note 0.000%, due 07/02/2007	$5,066,000	$5,065,357

Investment Companies — 0.02%†
First American Prime Obligations Fund — Class I 5.001%	5,095	5,095

TOTAL SHORT-TERM INVESTMENTS (cost $5,070,452)		5,070,452

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM
SECURITIES LENDING — 4.56%†	Shares

Investment Companies — 4.56%†
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $922,917)	922,917	922,917

TOTAL INVESTMENTS — 105.06%† (cost $21,087,373)		$21,269,756

Percentages are stated as a percent of net assets.

* — Non-income producing security.
† — Calculated as a percentage of net assets.
# — Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipt

(1) —	This security or a portion of this security was out on loan at June 30, 2007. Total loaned securities had a market value of $776,196 at June 30, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited)

COMMON STOCKS — 88.76%†	Shares	Value

Aerospace & Defense — 1.63%†
Alliant Techsystems, Inc.*	1,000	$99,150
Armor Holdings, Inc.*	2,400	208,488
Bombardier Inc.*	360,000	2,162,873
CACI International, Inc. — Class A*	246,000	12,017,100

		14,487,611

Airlines — 1.91%†
China Eastern Airlines — Class H*	2,440,000	1,163,956
China Eastern Airlines Corporation Limited — ADR*(1)	124,000	5,916,164
China Southern Airlines Co. — Class H*	7,796,000	5,244,393
China Southern Airlines Company Limited — ADR*(1)	132,000	4,634,520

		16,959,033

Asian Exchanges — 4.55%†
Hong Kong Exchanges & Clearing Limited	800,000	11,305,504
Osaka Securities Exchange Co., Ltd.	1,800	8,332,995
Singapore Exchange Limited	3,236,000	20,717,165

		40,355,664

Asset Management — 4.42%†
Eaton Vance Corp.	320,000	14,137,600
Invesco plc — ADR	40,000	1,034,000
Nuveen Investments — Class A	292,000	18,147,800
US Global Investors, Inc.(1)	258,000	5,848,860

		39,168,260

Beverages — 1.18%†
Tsingtao Brewery Co Limited — Class H	4,324,000	10,506,957

Brokerage & Investment Banking — 0.23%†
Greenhill & Co., Inc.(1)	29,200	2,006,332

Business Services — 0.00%†
Optionable, Inc.*	2,000	840

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Capital Markets — 5.87%†
American Capital Strategies Ltd.	6,000	$255,120
Capital Southwest Corp.	12,600	1,962,954
Fcstone Group, Inc.*(1)	14,000	802,340
Fortress Investment Group LLC(1)	78,000	1,857,960
Guardian Capital Group Ltd.	2,000	24,971
International Assets Holding Corporation*(1)	162,200	3,771,150
Investors Financial Services Corp.	24,000	1,480,080
Jefferies Group, Inc.	552,000	14,892,960
KBW, Inc.*	54,000	1,586,520
LaBranche & Co Inc.*(1)	720,000	5,313,600
Penson Worldwide, Inc.*	360,000	8,830,800
SWS Group, Inc.	370,000	7,999,400
Thomas Weisel Partners Group, Inc.*	56,000	932,400
Van der Moolen Holding N.V. ADR*	468,427	2,346,819

		52,057,074

Commercial Banks — 3.80%†
Blom Bank S A L — ADR*	30,000	1,992,000
Cathay General Bancorp	144,000	4,829,760
Center Financial Corporation	220,000	3,722,400
East West Bancorp, Inc.	140,000	5,443,200
Farmers & Merchants Bank of Long Beach	31	206,150
First Bank of Delaware*	428,403	1,135,268
Hanmi Financial Corporation	244,062	4,163,698
Nara Bancorp, Inc.	256,000	4,078,080
UCBH Holdings, Inc.	272,000	4,969,440
Wilshire Bancorp, Inc.	258,000	3,142,440

		33,682,436

Commercial Services & Supplies — 0.61%†
Comdisco Holding Company, Inc.	9,000	112,950
First Advantage Corporation — Class A*	12,000	276,120
Loring Ward International Ltd.*	1,000	12,063
PICO Holdings, Inc.*	72,000	3,114,720
Ritchie Bros Auctioneers, Incorporated(1)	30,000	1,878,600

		5,394,453

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Computers & Peripherals — 0.01%†
Diebold, Inc.	2,000	$104,400

Construction & Engineering — 1.04%†
Quanta Services, Inc.*	300,000	9,201,000

Consumer Finance — 0.03%†
The Student Loan Corporation	1,200	244,680

Containers & Packaging — 0.00%†
Viskase Companies, Inc.*	24,000	28,440

Derivative Exchanges — 4.64%†
Bourse De Montreal, Inc.*	20,000	731,659
Climate Exchange plc*	16,000	594,402
International Securities Exchange, Inc.	610,000	39,863,500

		41,189,561

Diversified Consumer Services — 1.70%†
Sotheby’s Holdings, Inc. — Class A	328,000	15,094,560

Diversified Financial Services — 0.02%†
Rhj International*	400	7,904
Xinhua Finance Ltd*	300	136,934

		144,838

Diversified Telecommunication Services — 0.15%†
Lict Corporation*	18	63,225
NeuStar, Inc. — Class A*	1,000	28,970
XO Holdings Inc.*	280,000	1,248,800

		1,340,995

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Electric Utilities — 4.65%†
Allegheny Energy, Inc.*	200,000	$10,348,000
China Resources Power Holdings Company Limited	100,000	238,643
Datang International Power Generation Company Limited — Class H*	7,092,000	10,956,538
Huadian Power International Corporation — Class H	1,340,000	694,061
Sierra Pacific Resources*	1,080,000	18,964,800

		41,202,042

Electrical Apparatus And Equipment, Wiring Supplies, — 0.04%†
Smith & Wesson Holding Corp.*	20,000	335,000

Energy — 0.41%†
Siem Industries Inc.*	50,000	3,650,000

European Exchanges — 1.22%†
Hellenic Exchanges S.A. Holding	20,000	525,140
London Stock Exchange Group plc*	170,000	4,625,688
OMX AB	188,000	5,635,162

		10,785,990

Gaming — 0.20%†
Melco International Development Limited*	1,208,000	1,792,101

Gas Utilities — 0.59%†
Southern Union Company	160,263	5,222,955

Holding Company — 0.71%†
Bam Investments Corp.*	60,000	1,971,368
BNN Investments Ltd.*	131,000	4,304,154

		6,275,522

Hotels Restaurants & Leisure — 1.22%†
Triarc Companies, Inc. — Class A	682,000	10,823,340

Household Durables — 2.41%†
Jarden Corporation*	496,000	21,332,960

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Independent Power Producers & Energy Traders — 1.67%†
Dynegy Inc.*	1,536,000	$14,499,840
Mirant Corp*	8,000	341,200

		14,841,040

Industrial Conglomerates — 0.17%†
Alleghany Corporation*	3,672	1,492,668

Insurance — 0.65%†
Covanta Holding Corporation*	156,000	3,845,400
National Western Life Insurance Company — Class A	1,600	404,672
RLI Corp.	8,000	447,600
Safety Insurance Group, Inc.	15,800	654,120
Wesco Financial Corporation	1,200	462,000

		5,813,792

IT Services — 0.45%†
Broadridge Finl Solutions, Inc.	120,000	2,294,400
ManTech International Corporation — Class A*	54,000	1,664,820

		3,959,220

Machinery — 0.18%†
American Railcar Inds, Inc.(1)	38,000	1,482,000
Oshkosh Truck Corporation	2,000	125,840

		1,607,840

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Media — 2.24%†
Courier Corporation	50,000	$2,000,000
DreamWorks Animation SKG, Inc.*	268,000	7,729,120
Gemstar-TV Guide International, Inc.*	36,000	177,120
Getty Images, Inc.*	4,000	191,240
Idearc, Inc.	60,000	2,119,800
Interactive Data Corporation	12,000	321,360
Live Nation Inc.*	100,000	2,238,000
PrimaCom AG ADR*	54,000	336,285
Warner Music Group Corp.	328,000	4,739,600

		19,852,525

Metals & Mining — 3.13%†
China Coal Energy Company — Class H*	1,332,000	1,996,501
Commercial Metals Company	280,000	9,455,600
Fortescue Metals G*	24,000	687,737
Inmet Mining Corporation	154,000	11,912,321
Yanzhou Coal Mining Co. — Class H	1,332,000	2,033,978
Yanzhou Coal Mining Company Limited — ADR	22,000	1,679,991

		27,766,128

Multi-Utilities — 8.43%†
Aquila, Inc.*	1,464,000	5,987,760
CMS Energy Corporation	758,000	13,037,600
NRG Energy, Inc.*	44,000	1,829,080
Reliant Energy Inc.*	2,000,000	53,900,000

		74,754,440

Oil & Gas — 0.08%†
Atlas America, Inc.	14,000	752,220

Oil And Gas Extraction — 0.01%†
Keweenaw Land Association Ltd	300	66,900

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Oil, Gas & Consumable Fuels — 1.21%†
Alliance Holdings Gp Lp	4,000	$119,040
Atlas Pipeline Holdings Lp(1)	34,000	1,422,900
Buckeye Gp Holdings Lp	68,000	2,263,040
National Energy Group, Inc.	256,000	1,285,120
Penn Virginia GP Holdings LP(1)	42,000	1,306,620
UTS Energy Corporation*	760,000	4,323,492

		10,720,212

Other Exchanges — 5.10%†
Australian Stock Exchange Limited	8,000	330,304
IntercontinentalExchange Inc.*	236,000	34,892,600
JSE Limited*	720,000	8,139,795
New Zealand Exchange Limited	206,988	1,866,927

		45,229,626

Paper & Forest Products — 0.00%†
Pope Resources, L.P.	600	29,196

Publishing — 1.99%†
John Wiley & Sons, Inc. — Class A	24,000	1,158,960
R.H. Donnelley Corporation*	208,246	15,780,882
Value Line, Inc.	15,400	676,060

		17,615,902

Real Estate — 9.65%†
Alexander’s, Inc.*	36,000	14,553,000
American Real Estate Partners, L.P.	450,800	45,864,392
Biloxi Marsh Lands Corporation	100	3,400
Forest City Enterprises, Inc. — Class A	42,000	2,582,160
HomeFed Corporation*	400	25,200
Link Reit*	4,112,000	9,097,810
New World China Land Limited	180,000	153,085
Shun Tak Holdings Limited	46,000	67,654
Solidere GDR	800	13,104
Tejon Ranch Co.*	3,200	141,440
Texas Pacific Land Trust	42,600	13,099,500
United Capital Corporation*	1,200	34,500

		85,635,245

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Road & Rail — 0.42%†
Guangshen Railway Company Limited — ADR(1)	46,000	$1,860,700
Laidlaw International Inc.	54,000	1,865,700

		3,726,400

Security Brokers, Dealers, And Flotation Companies — 2.28%†
Cohen & Steers, Inc.	306,000	13,295,700
GFI Group, Inc.*	96,000	6,958,080

		20,253,780

Semiconductor & Semiconductor Equipment — 0.00%†
FEI Co.*	1,000	32,460

State Commercial Banks — 0.42%†
Preferred Bank Los Angeles	94,000	3,760,000

Tobacco — 0.04%†
Vector Group Ltd.(1)	16,972	382,379

Transportation Infrastructure — 3.76%†
Beijing Capital International Airport Co. Ltd.	16,140,000	22,705,648
Hainan Meilan International Airport Company Limited — Class H*	1,008,000	1,028,729
Hopewell Holdings Limited*	46,000	187,666
Macquarie Airports	862,610	2,954,545
Sichuan Expressway Co. Limited — Class H	19,820,000	5,956,747
Zhejiang Expressway Co., Limited — Class H	476,000	510,748

		33,344,083

U.S. Equity Exchanges — 3.64%†
Nasdaq Stock Market Inc.*	768,000	22,817,280
Nyse Euronext*	128,266	9,442,943

		32,260,223

TOTAL COMMON STOCKS (cost $606,130,703)		787,283,323

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Principal
CONVERTIBLE BONDS — 1.54%†	Amount	Value

Independent Power Producers & Energy Traders — 1.54%†
Calpine Corporation, CLB 4.750%, 11/15/2023, Acquired on 11/30/2005 — 11/27/2006 at $3,639,755 (Default Effective 12/20/2005)* (cost $7,446,255)	$12,000,000	$13,710,000

CORPORATE BONDS — 0.07%†

Diversified Financial Services — 0.07%†
FINOVA Group Inc. 7.500%, 11/15/2009 (cost $896,768)	2,785,983	605,951

RIGHTS — 0.16%†	Shares

Commercial Services & Supplies — 0.16%†
Comdisco Holding Company, Inc. — Rights Expiration Date: 12/31/2050, Strike Price $1.00# (cost $2,836,438)	9,050,400	1,402,812

CALL OPTIONS
PURCHASED — 0.01%†	Contracts

Loews Corp Expiration: January, 2009, Exercise Price: $30.000 (cost $90,828)	36	84,060

	Principal
SHORT-TERM INVESTMENTS — 9.09%†	Amount

US Government Agency Issues — 9.09%†
Federal Home Loan Bank Discount Note 0.000%, due 07/02/2007	$80,632,000	80,621,764

Investment Companies — 0.00%†
First American Prime Obligations Fund — Class I 5.001%	1,413	1,413

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

TOTAL SHORT-TERM INVESTMENTS (cost $80,623,177)		$80,623,177

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 2.82%†
Investment Companies — 2.82%†
Mount Vernon Securities Lending Trust — Prime Portfolio (cost $25,016,800)	25,016,800	$25,016,800

TOTAL INVESTMENTS — 102.45%† (cost $723,040,969)		$908,726,123

Percentages are stated as a percent of net assets.

* — Non-income producing security.
† — Calculated as a percentage of net assets.
# — Contingent value right (contingent upon profitability of company)
GDR — Global Depository Receipt
ADR — American Depository Receipt
CLB — Callable Security

(1) —	This security or a portion of this security was out on loan at June 30, 2007. Total loaned securities had a market value of $23,811,670 at June 30, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited)

US GOVERNMENT AGENCY	Principal
ISSUES — 111.24%†	Amount	Value

Federal Home Loan Bank Discount Note 0.000%, due 07/02/2007	$1,207,000	$1,206,847

TOTAL INVESTMENTS — 111.24%† (cost $1,206,847)		$1,206,847

† — Calculated as a percentage of net assets.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited)

COMMON STOCKS — 93.38%†	Shares	Value

Asian Exchanges — 11.65%†
Hong Kong Exchanges & Clearing Limited	216,000	$3,052,486
Osaka Securities Exchange Co., Ltd.	180	833,300
Singapore Exchange Limited	424,000	2,714,486

		6,600,272

Asset Management — 17.00%†
BlackRock, Inc.	6,600	1,033,494
Brookfield Asset Management Inc — Class A	60,000	2,394,000
Eaton Vance Corp.	22,000	971,960
Federated Investors, Inc.	1,800	68,994
Franklin Resources, Inc.	8,400	1,112,748
Igm Financial, Inc.	3,000	145,797
Legg Mason, Inc.	4,800	472,224
Man Group Plc	16,000	195,670
Nuveen Investments — Class A	5,400	335,610
Power Corporation of Canada	60,200	2,221,509
US Global Investors, Inc.(1)	30,000	680,100

		9,632,106

Brokerage & Investment Banking — 3.23%†
The Bear Stearns Companies Inc.	6,000	840,000
Greenhill & Co., Inc.(1)	400	27,484
ICAP PLC	30,000	297,602
Lazard Ltd — Class A	14,800	666,444

		1,831,530

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Capital Markets — 10.14%†
Affiliated Managers Group, Inc.*	3,000	$386,280
American Capital Strategies Ltd.	4,000	170,080
Capital Southwest Corp.	200	31,158
Collins Stewart Plc*	6,000	26,628
Fcstone Group, Inc.*(1)	2,000	114,620
Fortress Investment Group LLC(1)	14,400	343,008
The Goldman Sachs Group, Inc.	7,000	1,517,250
International Assets Holding Corporation*	6,200	144,150
Investors Financial Services Corp.	3,000	185,010
Janus Capital Group, Inc.	200	5,568
KBW, Inc.*	9,600	282,048
LaBranche & Co Inc.*(1)	18,000	132,840
Lehman Brothers Holdings, Inc.	8,400	625,968
Penson Worldwide, Inc.*	18,000	441,540
State Street Corporation	12,000	820,800
SWS Group, Inc.	20,400	441,048
T. Rowe Price Group, Inc.	400	20,756
Tullett Prebon PLC*	6,000	53,918

		5,742,670

Commercial Banks — 5.97%†
Bank Of China Ltd. — Class H*	800,000	396,971
The Bank of New York Company, Inc.*	30,800	1,276,352
Cathay General Bancorp	3,600	120,744
Center Financial Corporation	6,000	101,520
China Construction Bank — Class H*	720,000	495,396
East West Bancorp, Inc.	3,600	139,968
Hanmi Financial Corporation	6,800	116,008
Industrial & Commercial Bank Of China — Class H*	720,000	399,632
Nara Bancorp, Inc.	7,000	111,510
UCBH Holdings, Inc.	7,600	138,852
Wilshire Bancorp, Inc.	7,200	87,696

		3,384,649

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Derivative Exchanges — 5.39%†
CBOT Holdings, Inc. — Class A*	4,100	$847,060
Chicago Mercantile Exchange Holdings Inc.	1,460	780,166
Climate Exchange plc*	12,000	445,801
Nymex Holdings, Inc.(1)	7,800	979,914

		3,052,941

Diversified Consumer Services — 1.17%†
Sotheby’s Holdings, Inc. — Class A	14,400	662,688

Diversified Financial Services — 1.41%†
Alliancebernstein Holding Lp	3,600	313,524
Bourse De Montreal, Inc.*	12,000	438,996
Xinhua Finance Ltd*	100	45,645

		798,165

European Exchanges — 9.15%†
Bolsas Y Mercados Espanoles*	10,200	599,838
Deutsche Boerse AG	9,200	1,033,498
Hellenic Exchanges S.A. Holding	12,000	315,084
London Stock Exchange Group PLC*	66,043	1,797,025
OMX AB	48,000	1,438,765

		5,184,210

Holding Company — 2.11%†
Bam Investments Corp.*	23,000	755,691
Berkshire Hathaway Inc.*	1	109,475
BNN Investments Ltd.*	10,000	328,561

		1,193,727

Insurance — 2.64%†
China Life Insurance Co., Limited — Class H	108,000	388,121
Great West Lifeco, Inc.	12,200	395,691
Ping An Insurance Group Company of China Limited — Class H*	36,000	254,374
Power Financial Corp.	12,000	455,668

		1,493,854

IT Services — 1.26%†
Broadridge Finl Solutions, Inc.	21,800	416,816
Mastercard, Inc. — Class A(1)	1,800	298,566

		715,382

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

	Shares	Value

Media — 0.29%†
The McGraw-Hill Companies, Inc.	2,400	$163,392

Oil, Gas & Consumable Fuels — 0.05%†
National Energy Group, Inc.*	6,000	30,120

Other Exchanges — 12.28%†
Australian Stock Exchange Limited	60,000	2,477,279
Imarex Nos Asa*	1,000	18,272
IntercontinentalExchange Inc.*	9,000	1,330,650
JSE Limited*	180,000	2,034,949
New Zealand Exchange Limited	48,526	437,680
TSX Group Inc.	16,800	657,648

		6,956,478

Publishing — 0.28%†
Moody’s Corporation	2,400	149,280
Value Line, Inc.	200	8,780

		158,060

Real Estate — 0.86%†
American Real Estate Partners, L.P.	4,800	488,352

Security Brokers, Dealers, And Flotation Companies — 1.70%†
Cohen & Steers, Inc.	12,200	530,090
GFI Group, Inc.*	6,000	434,880

		964,970

State Commercial Banks — 0.19%†
Preferred Bank Los Angeles	2,700	108,000

Transportation Infrastructure — 0.01%†
Macquarie Airports	2,000	6,850

U.S. Equity Exchanges — 6.60%†
Nasdaq Stock Market Inc.*	48,000	1,426,080
Nyse Euronext*	31,431	2,313,950

		3,740,030

TOTAL COMMON STOCKS (cost $47,442,526)		52,908,446

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2007 (Unaudited) — (Continued)

CALL OPTIONS PURCHASED — 0.10%†	Contracts	Value

State Street Corp Expiration: January, 2009, Exercise Price: $40.000 (cost $56,394)	18	$55,530

	Principal
SHORT-TERM INVESTMENTS — 5.37%†	Amount

US Government Agency Issues — 5.36%†
Federal Home Loan Bank Discount Note 0.000%, due 07/02/2007	3,039,000	3,038,614

Investment Companies — 0.01%†
First American Prime Obligations Fund — Class I 5.001%	3,183	3,183

TOTAL SHORT-TERM INVESTMENTS (cost $3,041,797)		3,041,797

INVESTMENTS PURCHASED WITH
THE CASH PROCEEDS FROM
SECURITIES LENDING — 4.42%†	Shares

Investment Companies — 4.42%†
Mount Vernon Securities Lending Trust —
Prime Portfolio (cost $2,503,200)	2,503,200	2,503,200

TOTAL INVESTMENTS — 103.27%† (cost $53,043,917)		$58,508,973

Percentages are stated as a percent of net assets.

* — Non-income producing security.
† — Calculated as a percentage of net assets.
ADR — American Depository Receipt

(1) —	This security or a portion of this security was out on loan at June 30, 2007. Total loaned securities had a market value of $2,395,478 at June 30, 2007.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Kinetics Paradigm Portfolio
Schedule of Options Written — June 30, 2007 (Unaudited)

PUT OPTIONS WRITTEN	Contracts	Value

Nymex Holdings, Inc
Expiration: January, 2008, Exercise Price: $125.00	20	$21,800

Total Options Written (premiums received $49,938)		$21,800

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2007 (Unaudited)

		The Internet
	The Internet	Emerging Growth
	Portfolio	Portfolio

ASSETS:
Investments, at value(1) (2)	$132,165,003	$3,905,283
Foreign currencies, at value(3)	45,935	—
Cash	4,362,617	18,712
Receivable for contributed capital	49,692	—
Receivable for investments sold	141,060	—
Dividends and interest receivable	190,602	7,190
Other assets	1,072,916	7,104

Total assets	138,027,825	3,938,289

LIABILITIES:
Payable to Adviser	137,795	4,130
Payable to Trustees and Officers	1,335	26
Payable for collateral received for securities loaned	5,933,600	31,900
Payable for withdrawn capital	97,769	—
Accrued expenses and other liabilities	4,002	7,781

Total liabilities	6,174,501	43,837

Net assets	$131,853,324	$3,894,452

(1) Cost of investments	$81,859,330	$2,983,808

(2) Includes loaned securities with a market value of	$5,667,951	$29,928

(3) Cost of foreign currencies	$42,453	$—

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2007 (Unaudited)

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

ASSETS:
Investments, at value(1) (3)	$3,389,048,982	$21,269,756
Foreign currencies, at value(4)	1,162,869	—
Cash	16,515,537	205,602
Receivable for contributed capital	14,750,745	409,349
Dividends and interest receivable	3,100,813	19,774
Other assets	6,054,310	21,050

Total assets	3,430,633,256	21,925,531

LIABILITIES:
Written options, at value(2)	21,800	—
Payable to Adviser	3,236,439	20,499
Payable to Trustees and Officers	26,541	170
Payable for securities purchased	15,387,899	724,535
Payable for collateral received for securities loaned	205,982,162	922,917
Payable for withdrawn capital	2,536,573	10,570
Accrued expenses and other liabilities	244,311	1,498

Total liabilities	227,435,725	1,680,189

Net assets	$3,203,197,531	$20,245,342

(1) Cost of investments	$2,791,608,971	$21,087,373

(2) Premiums received	$49,938	$—

(3) Includes loaned securities with a market value of	$200,409,673	$776,196

(4) Cost of foreign currencies	$1,089,672	$—

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2007 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

ASSETS:
Investments, at value(1) (2)	$908,726,123	$1,206,847
Cash	3,640,430	421
Receivable for contributed capital	3,201,407	—
Dividends and interest receivable	1,141,132	—
Other assets	1,121,742	81

Total assets	917,830,834	1,207,349

LIABILITIES:
Payable to Adviser	885,096	465
Payable to Trustees and Officers	6,783	11
Payable for securities purchased	4,409,913	—
Payable for collateral received for securities loaned	25,016,800	—
Payable for withdrawn capital	443,496	115,306
Accrued expenses and other liabilities	113,790	6,683

Total liabilities	30,875,878	122,465

Net assets	$886,954,956	$1,084,884

(1) Cost of investments	$723,040,969	$1,206,847

(2) Includes loaned securities with a market value of	$23,811,670	$—

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2007 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

ASSETS:
Investments, at value(1) (2)	$58,508,973	$—
Foreign currencies, at value(3)	24,821	—
Cash	410,556	—
Receivable for contributed capital	781,578	500,100
Dividends and interest receivable	77,692	—
Other assets	85,972	—

Total assets	59,889,592	500,100

LIABILITIES:
Payable to Adviser	55,590	—
Payable to Trustees and Officers	325	—
Payable for securities purchased	628,777	—
Payable for collateral received for securities loaned	2,503,200	—
Payable for withdrawn capital	28,716	—
Accrued expenses and other liabilities	19,063	—

Total liabilities	3,235,671	—

Net assets	$56,653,921	$500,100

(1) Cost of investments	$53,043,917	$—

(2) Includes loaned securities with a market value of	$2,395,478	$—

(3) Cost of foreign currencies	$23,818	$—

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

		The Internet
	The Internet	Emerging Growth
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$242,974	$72,558
Interest	364,766	24,501
Income from securities lending	853,903	8,024

Total investment income	1,461,643	105,083

EXPENSES:
Investment advisory fees	830,936	25,236
Administration fees	14,464	856
Professional fees	15,238	10,954
Fund accounting fees	5,496	1,331
Trustee and Officers’ fees and expenses	1,880	68
Custodian fees and expenses	12,614	4,855
Other Expenses	1,863	40

Total expenses	882,491	43,340
Expense reduction*	(9,878)	(399)

Net expenses	872,613	42,941

Net investment income	589,030	62,142

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	4,805,641	96,722
Written option contracts expired or closed	6,985	1,959
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	4,762,498	(72,424)
Written option contracts	(6,948)	(5,679)

Net gain on investments	9,568,176	20,578

Net increase in net assets resulting from operations	$10,157,206	$82,720

† Net of Foreign Taxes Withheld of:	$17,325	$1,532

*	See “Expenses Reduction” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$13,819,798	$105,030
Interest	10,419,663	52,255
Income from securities lending	5,239,459	75,114

Total investment income	29,478,920	232,399

EXPENSES:
Investment advisory fees	17,068,158	108,355
Administration fees	453,467	1,781
Professional fees	28,259	13,478
Fund accounting fees	130,215	1,054
Trustee and Officers’ fees and expenses	59,317	290
Custodian fees and expenses	327,100	7,405
Other Expenses	26,002	202

Total expenses	18,092,518	132,565
Expense reduction*	(34,156)	(10,059)

Net expenses	18,058,362	122,506

Net investment income	11,420,558	109,893

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	12,939,591	1,334,234
Net change in unrealized appreciation of:
Investments and foreign currency	232,418,239	382,488
Written option contracts	29,000	—

Net gain on investments	245,386,830	1,716,722

Net increase in net assets resulting from operations	$256,807,388	$1,826,615

† Net of Foreign Taxes Withheld of:	$880,344	$5,553

*	See “Expenses Reduction” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$3,386,924	$—
Interest	2,350,604	29,346
Income from securities lending	807,364	—

Total investment income	6,544,892	29,346

EXPENSES:
Investment advisory fees	4,403,389	2,936
Administration fees	103,662	244
Professional fees	12,379	9,562
Fund accounting fees	32,885	76
Trustee and Officers’ fees and expenses	14,653	30
Custodian fees and expenses	90,675	3,141
Other Expenses	6,051	40

Total expenses	4,663,694	16,029
Expense reduction*	(130,234)	—

Net expenses	4,533,460	16,029

Net investment income	2,011,432	13,317

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(403,111)	—
Net change in unrealized appreciation of:
Investments and foreign currency	97,528,951	—

Net gain on investments	97,125,840	—

Net increase in net assets resulting from operations	$99,137,272	$13,317

† Net of Foreign Taxes Withheld of:	$93,736	$—

*	See “Expenses Reduction” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$263,800	$—
Interest	81,087	—
Income from securities lending	84,773	—

Total investment income	429,660	—

EXPENSES:
Investment advisory fees	232,733	—
Administration fees	7,338	—
Professional fees	10,607	—
Fund accounting fees	5,795	—
Trustee and Officers’ fees and expenses	674	—
Custodian fees and expenses	29,372	—
Other Expenses	182	—

Total expenses	286,701	—
Expense reduction*	—	—

Net expenses	286,701	—

Net investment income	142,959	—

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	374,746	—
Net change in unrealized appreciation of:
Investments and foreign currency	3,739,608	—

Net gain on investments	4,114,354	—

Net increase in net assets resulting from operations	$4,257,313	$—

† Net of Foreign Taxes Withheld of:	$18,854	$—

*	See “Expenses Reduction” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

			The Internet
	The Internet Portfolio		Emerging Growth Portfolio
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006

OPERATIONS:
Net investment income	$589,030	$326,003	$62,142	$102,903
Net realized gain (loss) on sale of investments, foreign currency and written options	4,812,626	(11,570,086)	98,681	162,004
Net change in unrealized appreciation (depreciation) of investments,foreign currency and written options	4,755,550	34,154,147	(78,103)	307,369

Net increase in net assets resulting from operations	10,157,206	22,910,064	82,720	572,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	25,968	4,187,471	538,473	678,821
Withdrawals	(15,632,904)	(38,591,597)	(713,845)	(1,160,881)

Net decrease in net assets resulting from beneficial interest transactions	(15,606,936)	(34,404,126)	(175,372)	(482,060)

Total increase (decrease) in net assets	(5,449,730)	(11,494,062)	(92,652)	90,216
NET ASSETS:
Beginning of period	137,303,054	148,797,116	3,987,104	3,896,888

End of period	$131,853,324	$137,303,054	$3,894,452	$3,987,104

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2007	2006	June 30, 2007	2006
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$11,420,558	$11,447,187	$109,893	$64,301
Net realized gain on sale of investments, foreign currency and written options	12,939,591	3,329,122	1,334,234	575,494
Net change in unrealized appreciation of investments,foreign currency and written options	232,447,239	301,523,816	382,488	1,520,521

Net increase in net assets resulting from operations	256,807,388	316,300,125	1,826,615	2,160,316

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	832,052,766	1,398,735,693	6,051,292	3,285,786
Withdrawals	(47,423,789)	(82,493,045)	(3,875,315)	(3,740,306)

Net increase (decrease) in net assets resulting from beneficial interest transactions	784,628,977	1,316,242,648	2,175,977	(454,520)

Total increase in net assets	1,041,436,365	1,632,542,773	4,002,592	1,705,796
NET ASSETS:
Beginning of period	2,161,761,166	529,218,393	16,242,750	14,536,954

End of period	$3,203,197,531	$2,161,761,166	$20,245,342	$16,242,750

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Small Cap Opportunities Portfolio		The Kinetics Government Money Market Portfolio
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006

OPERATIONS:
Net investment income	$2,011,432	$1,111,944	$13,317	$36,156
Net realized loss on sale of investments, foreign currency and written options	(403,111)	(400,382)	—	—
Net change in unrealized appreciation (depreciation) of investments,foreign currency and written options	97,528,951	69,120,933	—	—

Net increase in net assets resulting from operations	99,137,272	69,832,495	13,317	36,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	309,328,594	305,126,355	438,016	1,321,498
Withdrawals	(12,572,726)	(12,732,926)	(804,808)	(990,656)

Net increase (decrease) in net assets resulting from beneficial interest transactions	296,755,868	292,393,429	(366,792)	330,842

Total increase in net assets	395,893,140	362,225,924	(353,475)	366,998
NET ASSETS:
Beginning of period	491,061,816	128,835,892	1,438,359	1,071,361

End of period	$886,954,956	$491,061,816	$1,084,884	$1,438,359

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

			The Water
			Infrastructure
			Portfolio
			From
	The Market Opportunities Portfolio		June 29,
	For the		2007(+)
	Six Months	From	through
	Ended	January 31, 2006(+)	June 30,
	June 30, 2007	through	2007
	(Unaudited)	December 31, 2006	(Unaudited)

OPERATIONS:
Net investment income	$142,959	$21,035	$—
Net realized gain on sale of investments, foreign currency and written options	374,746	26	—
Net change in unrealized appreciation of investments,foreign currency and written options	3,739,608	1,726,740	—

Net increase in net assets resulting from operations	4,257,313	1,747,801	—

NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	35,454,361	16,071,080	500,100
Withdrawals	(638,822)	(237,812)	—

Net increase in net assets resulting from beneficial interest transactions	34,815,539	15,833,268	500,100

Total increase in net assets	39,072,852	17,581,069	500,100
NET ASSETS:
Beginning of period	17,581,069	—	—

End of period	$56,653,921	$17,581,069	$500,100

(+)Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2007 (Unaudited)

1.  Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio and The Water Infrastructure Portfolio (the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006 and The Water Infrastructure Portfolio commenced operations on June 29, 2007. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds’ proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in the Internet and Internet-related activities. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry. The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted

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Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2007, there were no fair valued securities held by the Master Portfolios.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the

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Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2007, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Expense Reduction
The Adviser has directed a certain amount of the Master Portfolios’ trades to brokers believed to provide the best execution and, as a result, it has generated directed brokerage credits to reduce certain service provider fees. For the six months ended June 30, 2007, the total expenses of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio and The Small Cap Opportunities Portfolio were reduced by $9,878, $399, $34,156, $10,059 and $130,234, respectively, by using directed brokerage credits. In accordance with the requirements of the Securities and Exchange Commission, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statement of Operations.

In addition, to the directed brokerage credits, U.S. Bancorp Fund Services, LLC (“USBFS”), the Master Portfolios’ service provider, voluntarily agreed to

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

waive all its service provider fees for the four months ended December 31, 2006 for consideration received through the Master Portfolios securities lending agreement. For the year ended December 31, 2006, the total expenses of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, and The Kinetics Government Money Market Portfolio were reduced by $53,882, $4,015, $780,229, $8,929, $156,016, $10,851 and $3,968, respectively.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interest in the Master Portfolio.

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

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Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio’s average daily net assets. For the six months ended June 30, 2007, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio and The Market Opportunities Portfolio incurred expenses of $830,936, $25,236, $17,068,158, $108,355, $4,403,389, $2,936 and $232,733, respectively, pursuant to the Investment Advisory Agreements.

For the six months ended June 30, 2007, the Trust was allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

4.	Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees held on March 5, 2007, the Board, including all of the Independent Trustees, approved the Agreements with respect to the Internet, Internet Emerging Growth, Paradigm, Medical, Small Cap Opportunities, Kinetics Government Money Market and Market Opportunities Portfolios. In reaching a decision to renew the Agreements, the Board of Trustees, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), considered, among others (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Portfolios over 3 months, one, three and five year periods ended December 31, 2006 compared to the median of its relevant Lipper, Inc. (“Lipper”) peer group; (3) the contractual and actual compensation to be paid under the Agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Master Portfolios, with

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

expense waivers, as compared to expense ratios for relevant peer groups of Lipper portfolios; (5) the qualifications of the Adviser’s personnel, portfolio management capabilities and investment methodologies; (6) the Adviser’s operations, compliance program and policies with respect to Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser’s profitability from each Master Portfolio for the years ended December 31, 2006; (9) “fall-out” benefits to the Adviser and its affiliates from the relationship with the Master Portfolios; (10) the extent to which economies of scale are relevant given the Master Portfolios’ current asset size and current asset growth potential; and (11) that each Master Portfolio other than the Government Money Market Portfolio is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Company’s administrator.

In addition, the Board of Trustees approved an investment advisory agreement for the Water Infrastructure Fund (which commenced operations on June 29, 2007). The Board considered many of the same factors listed above, except for performance data since the Fund is new. In addition, the Board of Trustees also considered the experience and qualifications of the Fund’s proposed sub-adviser, Aqua Terra Asset Management, LLC (the “Sub-Adviser”), which made a presentation to the Board. The Sub-Adviser distributed and reviewed information about, among other things, the Fund’s proposed investment team, water related investment themes and various water related funds, the Sub-Adviser’s experience managing mutual funds, its relationship with other investment advisers, estimated profitability and the expense structure of the new Fund.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, based on the services that the Adviser would provide to each Portfolio under the applicable Investment Adviser Agreement and the expenses incurred by the Adviser on the performance of such services and considering the Advisers’ fee waivers and/or expense reimbursements with respect to the Portfolios, the compensation to be paid to the Adviser was fair and reasonable; the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements.

5. Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2007 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other

The Internet Portfolio	$—	$5,025,081	$—	$22,165,363
The Internet Emerging Growth Portfolio	—	642,066	—	713,081
The Paradigm Portfolio	—	1,000,267,419	—	107,160,065
The Medical Portfolio	—	4,325,338	—	5,662,146
The Small Cap Opportunities Portfolio	—	316,373,934	—	18,527,053
The Market Opportunities Portfolio	—	40,634,232	—	4,015,188
The Water Infrastructure Portfolio	—	—	—	—

As of December 31, 2006, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net
	Appreciation	Appreciated	Depreciated
	(Depreciation)	Securities	Securities

The Internet Portfolio	$43,124,728	$50,405,790	$(7,281,062)
The Internet Emerging Growth Portfolio	899,213	1,388,784	(489,571)
The Paradigm Portfolio	356,760,476	387,296,063	(30,535,587)
The Medical Portfolio	(200,134)	3,437,271	(3,637,405)
The Small Cap Opportunities Portfolio	86,037,758	95,291,671	(9,253,913)
The Kinetics Government Money Market Portfolio	—	—	—
The Market Opportunities Portfolio	1,561,593	1,964,886	(403,293)

At December 31, 2006, the cost of investments for federal income tax purposes was $105,842,180, $3,151,733, $2,014,892,517, $16,909,408, $445,493,550, $1,438,815 and $17,233,385 for The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio and The Market Opportunities Portfolio, respectively.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount

The Internet Portfolio
Outstanding at the Beginning of Year	5	$6,985
Options Expired	5	6,985

Outstanding at June 30, 2007	—	$—

The Internet Emerging Growth Portfolio
Outstanding at the Beginning of Year	40	$22,479
Options Closed	40	22,479

Outstanding at June 30, 2007	—	$—

The Paradigm Portfolio
Outstanding at the Beginning of Year	20	$49,948
Options Written	—	—

Outstanding at June 30, 2007	20	$49,938

6.  Portfolio Securities Loaned

As of June 30, 2007, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2007, were as follows:

	Securities	Collateral

The Internet Portfolio	$5,667,951	$5,933,600
The Internet Emerging Growth Portfolio	29,928	31,900
The Paradigm Portfolio	200,409,673	205,982,162
The Medical Portfolio	776,196	922,917
The Small Cap Opportunities Portfolio	23,811,670	25,016,800
The Market Opportunities Portfolio	2,395,478	2,503,200

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

7.  Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the
	Six Months		For the		For the	For the	For the	For the
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2007		2006		2005	2004	2003	2002
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.33%	(1)	1.39%		1.45%	1.50%	1.51%	1.51%
After expense reduction	1.31%	(1)	1.33%	(3)	1.44%	1.44%	1.51%	1.51%
Ratio of net investment income to average net assets:
Before expense reduction	0.92%	(1)	0.17%		1.35%	1.30%	0.99%	0.50%
After expense reduction	0.94%	(1)	0.23%	(3)	1.36%	1.36%	0.99%	0.50%
Portfolio turnover rate	4%		11%		12%	42%	69%	41%

	The Internet Emerging Growth Portfolio
	For the
	Six Months		For the		For the	For the	For the	For the
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2007		2006		2005	2004	2003	2002
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	2.15%	(1)	1.62%		1.73%	1.78%	1.84%	1.83%
After expense reduction	2.13%	(1)	1.46%	(3)	1.72%	1.73%	1.84%	1.83%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	3.06%	(1)	2.78%		4.30%	2.77%	1.94%	(1.07%	)
After expense reduction	3.08%	(1)	2.94%	(3)	4.31%	2.82%	1.94%	(1.07%	)
Portfolio turnover rate	19%		10%		2%	18%	20%	27%

	The Paradigm Portfolio
	For the
	Six Months		For the		For the	For the		For the	For the
	Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,		December 31,	December 31,
	2007		2006		2005	2004		2003	2002
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.33%	(1)	1.40%		1.45%	1.52%		1.56%	1.64%
After expense reduction	1.32%	(1)	1.32%	(3)	1.40%	1.42%		1.46%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.83%	(1)	0.85%		0.07%	(0.18%	)	1.28%	(0.27%	)
After expense reduction	0.84%	(1)	0.93%	(3)	0.12%	(0.08%	)	1.38%	(0.27%	)
Portfolio turnover rate	5%		3%		5%	52%		20%	40%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

	The Medical Portfolio
	For the
	Six Months		For the		For the		For the		For the		For the
	Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
	2007		2006		2005		2004		2003		2002
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.53%	(1)	1.44%		1.50%		1.58%		1.53%		1.53%
After expense reduction	1.41%	(1)	1.34%	(3)	1.49%		1.57%		1.53%		1.53%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	1.15%	(1)	0.33%		(0.17%	)	(0.33%	)	(0.56%	)	(0.47%	)
After expense reduction	1.27%	(1)	0.43%	(3)	(0.16%	)	(0.32%	)	(0.56%	)	(0.47%	)
Portfolio turnover rate	28%		20%		2%		13%		16%		9%

	The Small Cap Opportunities Portfolio
	For the
	Six Months		For the		For the	For the	For the	For the
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2007		2006		2005	2004	2003	2002
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.33%	(1)	1.40%		1.48%	1.55%	1.67%	1.66%
After expense reduction	1.29%	(1)	1.27%	(3)	1.37%	1.21%	1.49%	1.66%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.53%	(1)	0.30%		0.46%	1.51%	2.88%	(0.29%	)
After expense reduction	0.57%	(1)	0.43%	(3)	0.57%	1.85%	3.06%	(0.29%	)
Portfolio turnover rate	3%		6%		4%	96%	180%	200%

	The Kinetics Government
	Money Market Portfolio
	For the
	Six Months		For the		For the	For the	For the	For the
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2007		2006		2005	2004	2003	2002
	(Unaudited)
Ratio of expenses to average net assets:
Before expense reduction	2.73%	(1)	1.56%		1.37%	0.83%	0.79%	0.75%
After expense reduction	2.73%	(1)	1.17%	(3)	1.37%	0.83%	0.79%	0.75%
Ratio of net investment income to average net assets:
Before expense reduction	2.27%	(1)	3.13%		1.58%	0.18%	0.15%	0.67%
After expense reduction	2.27%	(1)	3.52%	(3)	1.58%	0.18%	0.15%	0.67%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A	N/A

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

					The Water
	The Market				Infrastructure
	Opportunities Portfolio				Portfolio
	For the Six		January 31,		June 29, 2007(2)
	Months Ended		2006(2) through		through
	June 30, 2007		December 31,		June 30, 2007
	(Unaudited)		2006		(Unaudited)
Ratio of expenses to average net assets:
Before expense reduction	0.84%	(1)	1.81%	(1)	—
After expense reduction	0.84%	(1)	1.61%	(1)(3)	—
Ratio of net investment income to average net assets:
Before expense reduction	0.42%	(1)	0.16%	(1)	—
After expense reduction	0.42%	(1)	0.36%	(1)(3)	—
Portfolio turnover rate	13%		0%		—

(1)	Annualized.
(2)	Commencement of operations.
(3)	See footnote #2 for service provider, waiver discussion.

8.  New Accounting Pronouncements (Unaudited)

In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Trusts would report an income tax expense in the statement of operations. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the impact of FIN 48 and has determined there is no material impact to the financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Trusts’ financial statements has not yet been determined.

9.  Information about Proxy Voting (Unaudited)

Information regarding how Kinetics Portfolios Trust votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfund.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

10.  Information about the Portfolio Holdings (Unaudited)

The Kinetics Portfolios Trust file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Kinetics Mutual
Funds, Inc.
16 New Broadway
Sleepy Hollow, NY 10591
INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management, Inc.
16 New Broadway
Sleepy Hollow, NY 10591
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103
DISTRIBUTOR
Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591
ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 Rivercenter Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.
     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
     (3) Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)	/s/ Peter B. Doyle Peter B. Doyle, President

Date 09/06/07
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter B. Doyle Peter B. Doyle, President

Date 09/06/07

By (Signature and Title)	/s/ Leonid Polyakov

Leonid Polyakov, Treasurer

Date 09/06/07